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THE  GCG  TRUST

PROSPECTUS
FEBRUARY 1, 2000


                                  STOCK FUNDS
                                Investors Series
                                Large Cap Value Series
                                All Cap Series

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS
FOR THE SEPARATE ACCOUNT.  BOTH PROSPECTUSES SHOULD BE READ
CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


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                           TABLE OF CONTENTS
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    IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION,
    WE REFER TO THE GCG TRUST AS "THE GCG TRUST," AND TO A SERIES OF THE GCG TRUST INDIVIDUALLY AS A "PORTFOLIO" AND COLLECTIVELY AS THE "PORTFOLIOS."

                                   PAGE

INTRODUCTION
 Investing through your Variable
   Contract                          2
 Why Reading this Prospectus is
   Important                         2
 Types of Funds                      2
 General Risk Factors                3

PORTFOLIOS AT A GLANCE
  Investors Portfolio                4
  Large Cap Value Portfolio          6
  All Cap Portfolio                  8

MORE INFORMATION
 A Word about Portfolio Diversity   10
 Additional Information about the
   Portfolios                       10
 Non-Principal Investments and
   Strategies                       10
 Temporary Defensive Positions      10
 Portfolio Turnover                 10
 Legal Counsel                      10
 Independent Auditors               10

DESCRIPTION OF THE PORTFOLIOS
  Investors Portfolio               11
  Large Cap Value Portfolio         13
  All Cap Portfolio                 15

OVERALL MANAGEMENT OF THE TRUST
 The Adviser                        18
 Advisory Fee                       19
SHARE PRICE                         19
TAXES AND DISTRIBUTIONS             21


AN INVESTMENT IN ANY PORTFOLIO OF THE GCG TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION OR ANY OTHER AGENCY.

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                            INTRODUCTION
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INVESTING THROUGH YOUR VARIABLE       MONEY MARKET FUNDS.  Money market
CONTRACT                              instruments (also known as cash
Shares of the portfolios of the       investments) are debt securities
GCG Trust currently are sold to       issued by governments,
segregated asset accounts             corporations, banks, or other
("Separate Accounts") of insurance    financial institutions.
companies as funding choices for
variable annuity contracts and         BOND FUNDS.  Bonds are debt
variable life insurance policies        securities representing loans
("Variable Contracts").  Assets in      from investors.  A bond fund's
the Separate Account are invested       share price - and therefore the
in shares of the portfolios based       value of your investment - can
on your allocation instructions.        rise or fall in value because
Not all portfolios described in         of changing interest rates or
this prospectus may be available        other factors.
under your Variable Contract.  You
do not deal directly with the          BALANCED FUNDS.  A balanced fund
portfolios to purchase or redeem        holds a mix of stocks, bonds
shares.  The accompanying Separate      and sometimes, cash
Account prospectus describes your       investments.  A balanced fund
rights as a Variable Contract           offers the convenience of
owner.  We may sell shares of the       investing in both stocks and
portfolios to qualified pension         bonds through a single fund.
and retirement plans outside of
the separate account context.          STOCK FUNDS.  Stocks - which
                                        represent shares of ownership
WHY READING THIS PROSPECTUS IS          in a company - generally offer
IMPORTANT                               the greatest potential for long
This prospectus explains the            term growth of principal.  Many
investment objective, risks and         stocks also provide regular
strategy of three of the portfolios      dividends, which are generated
of the GCG Trust.  Reading the          by corporate profits.  While
prospectus will help you to decide      stocks have historically
whether a portfolio is the right        provided the highest long-term
investment for you.  We suggest         returns, they have also
that you keep this prospectus and       exhibited the greatest short-
the prospectus for the Separate         term price fluctuations - so a
Account for future reference.           stock fund has a higher risk of
                                        losing value over the short
TYPES OF FUNDS                          term.
All portfolios offered by The GCG
Trust are generally classified          This prospectus describes the
among three major asset                 Investors Portfolio, All Cap
classes: stock, bond and money          Portfolio and Large Cap Value
market.                                 Portfolio,.  There are other
                                        portfolios in the GCG Trust.
                                        They are described in a
                                        separate prospectus.  Each of
                                        the portfolios in this prospectus
                                        is a stock portfolio.



  MONEY MARKET               BOND                     STOCK
    FUNDS                    FUNDS                    FUNDS

  |----------------------------------------------------------|
  | LOWER     <---------- RISK/RETURN ---------->     HIGHER |
  |----------------------------------------------------------|

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                        INTRODUCTION (CONTINUED)
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GENERAL RISK FACTORS                      for shorter-
Investing in the portfolios, as           term bonds, moderate for
with an investment in any                 intermediate-term bonds, and
security, involves risk factors           high for longer-term bonds.  A
and special considerations.  A            bond's duration measures its
portfolio's risk is defined               sensitivity to changes in
primarily by its principal                interest rates.  The longer
investment strategies.  An                the duration, the greater the
investment in a portfolio is not          bond's price movement will be
insured against loss of principal.        as interest rates change.
As with any mutual fund, there can
be no assurance that a portfolio       o  CREDIT RISK.  A bond issuer
will achieve its investment               (debtor) may fail to repay
objective.  Investing in shares of        interest and principal in a
a portfolio should not be                 timely manner.  The price of a
considered a complete investment          security a portfolio holds may
program.  The share value of each         fall due to changing economic,
portfolio                                 political or market conditions
                                          or disappointing earnings
It is important to keep in mind           results.
one of the main axioms of
investing:  The higher the risk of     o  CALL RISK.  During periods of
losing money, the higher the              falling interest rates, a bond
potential reward.  The lower the          issuer may "call," or repay,
risk, the lower the potential             its high yielding bond before
reward.  As you consider an               the bond's maturity date.
investment in a portfolio, you            Forced to invest the
should take into account your             unanticipated proceeds at
personal tolerance for investment         lower interest rates, a
risk.                                     portfolio would experience a
                                          decline in income.
OVERALL RISK:
 o  MANAGER RISK.  A portfolio         o  MATURITY RISK.  Interest rate
    manager of a portfolio may do         risk will affect the price of
    a mediocre or poor job in             a fixed income security more
    selecting securities.                 if the security has a longer
                                          maturity because changes in
                                          interest rates are
                                          increasingly difficult to
                                          predict over longer periods of
                                          time.  Fixed income securities
                                          with longer maturities will
                                          therefore be more volatile
RISK RELATED TO STOCK INVESTING:          than other fixed income
                                          securities with shorter
 o  MARKET AND COMPANY RISK.  The         maturities.  Conversely, fixed
    price of a security held by a         income securities with shorter
    portfolio may fall due to             maturities will be less
    changing economic, political          volatile but generally provide
    or market conditions or               lower returns than fixed
    disappointing earnings                income securities with longer
    results.  Stock prices in             maturities.  The average
    general may decline over short        maturity of a portfolio's
    or even extended periods.  The        fixed income investments will
    stock market tends to be              affect the volatility of the
    cyclical, with periods when           portfolio's share price.
    stock prices generally rise
    and periods when stock prices     Because of these and other risks
    generally decline.  Further,      that may be particular to a
    even though the stock market      portfolio, your investment could
    is cyclical in nature, returns    lose or not make any money.
    from a particular stock market
    segment in which a portfolio
    invests may still trail
    returns from the overall stock
    market.

RISKS RELATED TO BOND INVESTING:

 o  INCOME RISK.  A portfolio's
    income may fall due to falling
    interest rates.  Income risk
    is generally the greatest for
    short-term bonds, and the
    least for long-term bonds.
    Changes in interest rates will
    affect bond prices as well as
    bond income.

 o  INTEREST RATE RISK.  This is the
    risk that bond prices overall
    will decline over short or
    even extended periods due to
    rising interest rates.
    Interest rate risk is
    generally modest

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                        PORTFOLIOS AT A GLANCE
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INVESTORS PORTFOLIO

INVESTMENT
OBJECTIVE   Seek long-term growth of capital.  Current income
            is a secondary objective

PRINCIPAL   The Portfolio invests primarily in equity securities of
INVESTMENT  U.S. companies.  The Portfolio may also invest in other
STRATEGY    equity securities.  To a lesser degree, the Portfolio invests in income producing securities such as debt securities.

            The Portfolio Manager emphasizes individual security selection while spreading the Portfolio's investment across industries, which may help to reduce risk. The Portfolio Manager focuses on established large capitalization companies, defined by the Portfolio Manager as companies with over $5 billion in market capitalization, seeking to identify those companies with solid growth potential at reasonable values. The Portfolio Manager employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.

            In selecting individual companies for investment, the Portfolio Manager looks for the following:

                o   Long-term history of performance

                o   Competitive market position

                o   Competitive products and services

                o   Strong cash flow

                o   High return on equity

                o   Strong financial condition

                o   Experienced and effective management

                o   Global scope



===RELATIVE RISK COMPARISON=================================================
                                                 Not intended to indicate
                                                 future risk or performance.

     INVESTORS
                      I                   LCV        AC
<<<---------------------------------------------------------------------->>>
<<<                xxXXXXxx                                              >>>
<<<---------------------------------------------------------------------->>>
<<LOWER RISK                                                   HIGHER RISK>>

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                   PORTFOLIOS AT A GLANCE (CONTINUED)
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PRINCIPAL    Any investment in the Portfolio involves the possibility that
RISKS you will lose money or not make money. An investment in the Portfolio is subject to the following principal risks described under "Introduction -- General Risk Factors":

                o   Manager Risk

                o   Market and Company Risk

                o   Call Risk

                o   Income Risk

                o   Interest Rate Risk

                o   Credit Risk

                o   Maturity Risk

             An investment in the Portfolio is subject to the following additional principal risk described under "Description of the Portfolios -- Investors Portfolio."

                o   Growth Investing Risk

             An investment in the Portfolio will fluctuate depending on its investment performance. Since the Investors Portfolio became available to investors after January 1, 2000, performance information for previous calender years is not available.

             You should read the Relative Risk Comparison, presented for this portfolio, in conjunction with the one presented in the GCG Trust prospectus dated May 1, 1999 as amended June 30, 1999, August 17, 1999 and September 30, 1999,
             which gives descriptions of the other portfolios offered by the GCG Trust.

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                   PORTFOLIOS AT A GLANCE (CONTINUED)
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LARGE  CAP  VALUE  PORTFOLIO

Investment
Objective    Seek long-term growth of capital and income

Principal    The Portfolio Manager seeks to achieve the Portfolio's
Investment   investment objective by investing, under normal market
Strategy     conditions, primarily in equity and equity-related
             securities of companies with market capitalization greater than $1 billion at the time of purchase.

             In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Portfolio may hold American Depository Receipts and other U.S. registered securities of foreign issuers which are denominated in U.S. dollars.

Principal    Any investment in the Portfolio involves the possibility
Risks        that you will lose money or not make money.  An investment in the Portfolio is subject to the following principal risks described under "Introduction -- General Risk Factors":

                o   Manager Risk

                o   Market and Company Risk

             An investment in the Portfolio is subject to the following additional principal risk described under "Description of the Portfolios -- Large Cap Value Portfolio".

                o   Growth Investment Risk



===RELATIVE RISK COMPARISON=================================================
                                                 Not intended to indicate
                                                 future risk or performance.

     LARGE-CAP
                      I                      LCV        AC
<<<---------------------------------------------------------------------->>>
<<<                                        xxXXXXxx                      >>>
<<<---------------------------------------------------------------------->>>
<<LOWER RISK                                                   HIGHER RISK>>

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                   PORTFOLIOS AT A GLANCE (CONTINUED)
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             An investment in the Portfolio will fluctuate depending
             on its investment performance. Since the Large Cap Value Portfolio became available to investors after January 1, 2000, performance information for previous calender years is not available.

             You should read the Relative Risk Comparison, presented for this portfolio in conjunction with the one presented in the GCG Trust prospectus dated May 1, 1999 as amended June 30, 1999, August 17, 1999 and September 30, 1999, which gives descriptions of other portfolios offered by the Trust.

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                   PORTFOLIOS AT A GLANCE (CONTINUED)
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ALL-CAP  PORTFOLIO

INVESTMENT  Capital Appreciation through investment in securities which
OBJECTIVE   the Portfolio Manager believes have above-average capital
            appreciation potential

PRINCIPAL   The Portfolio invests primarily in equity securities
INVESTMENT  of U.S. companies of any size.  The Portfolio Manager
STRATEGY    emphasizes individual security selection while
            spreading the Portfolio's investments across industries, which may help to reduce risk. The Portfolio Manager seeks to identify those companies which offer the greatest potential for capital appreciation through careful fundamental analysis of each company and its financial characteristics.

            In selecting individual companies for investment, the Portfolio Manager looks for the following:

                o Share prices that appear to undervalue the company's assets or do not adequately reflect factors such as favorable industry trends, lack of investor recognition or the short-term nature of earnings' declines

                o Special situations such as existing or possible changes in management, corporate policies, capitalization or regulatory environment which may boost earnings or the market price of the company's shares

                o Growth potential due to technological advances, new products or services, new methods of marketing or production, changes in demand or other significant new developments which may enhance future earnings.

            The Portfolio is non-diversified and, when compared with other funds, may invest a larger portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risks of default or the poor earnings of any such issuer.



===RELATIVE RISK COMPARISON=================================================
                                                 Not intended to indicate
                                                 future risk or performance.

     ALL-CAP
                      I                     LCV        AC
<<<---------------------------------------------------------------------->>>
<<<                                                  xxXXXXxx            >>>
<<<---------------------------------------------------------------------->>>
<<LOWER RISK                                                   HIGHER RISK>>

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                   PORTFOLIOS AT A GLANCE (CONTINUED)
-------------------------------------------------------------------------

PRINCIPAL     Any investment in the Portfolio involves the possibility
RISKS         that you will lose money or not make money.  An investment in the Portfolio is subject to the following principal risks described under "Introduction -- General Risk Factors":

                o   Manager Risk

                o   Market and Company Risk

              An investment in the Portfolio is subject to the following additional principal risk described under "Description of the Portfolios -- All Cap Portfolio":

                o   Growth Investing Risk

                o   Small Company Risk

                o   Mid-cap Company Risk

                o   Undervalued Securities Risk

              An investment in the Portfolio will fluctuate depending on its investment performance. Since the All Cap Portfolio became available to investors after January 1, 2000, performance information for previous calender years is not available.


              You should read the Relative Risk Comparison, presented with this portfolio, in conjunction with the one presented in the GCG Trust prospectus dated May 1, 1999 as amended June 30, 1999, August 17, 1999 and September 30, 1999, which gives descriptions of the other portfolios offered by the GCG Trust.

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                             MORE INFORMATION
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A WORD        Each portfolio in this prospectus, unless
ABOUT         specifically noted in the portfolio's
PORTFOLIO     investment strategy, is diversified, as
DIVERSITY     defined in the Investment Company Act of 1940.
              A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities). The investment objective and certain of the investment restrictions of each portfolio in this prospectus are fundamental. This means they may not be modified or changed without a vote of the shareholders.

ADDITIONAL    A Statement of Additional Information is made
INFORMATION   a part of this prospectus.  It identifies and
ABOUT THE     discusses non-principal investment strategies and
PORTFOLIOS    associated risks of each portfolio, as well as
              investment restrictions, secondary or
              temporary investments and associated risks, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest.
              You may obtain a copy without charge by
              calling our Customer Service Center at 1-800-
              344-6864, or visiting the Securities and Exchange Commission's website
              (http://www.sec.gov).

NON-PRINCIPAL This prospectus does not describe various
INVESTMENTS   types of securities, strategies and practices
AND           which are available to, but are not the
STRATEGIES    principal focus of, a particular portfolio.
              Such non-principal investment and strategies are discussed in the Statement of Additional
              Information.

TEMPORARY     This prospectus does not describe temporary
DEFENSIVE     defensive positions.  A portfolio may depart
POSOTIONS     from its principal investment strategies by
              temporarily investing for defensive purposes when adverse market, economic or political conditions exist. While a portfolio invests defensively, it may not be able to pursue its investment objective. A portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a portfolio may engage are identified and discussed, together with their risks, in the Statement of Additional
              Information.

PORTFOLIO     Before investing in a portfolio, you should
TURNOVER      review its portfolio turnover rate, if available,
              for an indication of the potential effect of transaction costs on the portfolio's future returns. In general, the greater the volume of buying and selling by the portfolio, the greater the impact that brokerage commissions and other transaction costs will have on its return. However, because the three Portfolios included in this prospectus are new, none have historic portfolio tunover rates available.

              Portfolio turnover rate is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the year by the monthly average of the value of portfolio securities owned by the portfolio during the year. Securities whose maturities at the time of purchase were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if a portfolio sold and replaced securities valued at 100% of its total net assets within a one-year period.

LEGAL         Sutherland Asbill & Brennan LLP, located at
COUNSEL       1275 Pennsylvania Avenue, N.W., Washington,
              D.C. 20004.

INDEPENDENT
AUDITORS      Ernst & Young LLP, located at Two Commerce Square,
              Suite 4000, 2001 Market Street, Philadelphia, PA 19103.

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                      DESCRIPTION OF THE PORTFOLIOS
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INVESTORS  PORTFOLIO

PORTFOLIO
MANAGER     Solomon Brothers Asset Management, Inc.

INVESTMENT
OBJECTIVE   Seek long-term growth of capital.  Current income is a
            secondary objective.

PRINCIPAL   The Portfolio invests primarily in equity securities
INVESTMENT  of U.S. companies.  The Portfolio may also invest in other
STRATEGY    equity securities.  To a lesser degree, the Portfolio invests in income producing securities such as debt securities.

            The Portfolio Manager emphasizes individual security selection while spreading the Portfolio's investments across industries, which may help to reduce risk. The Portfolio Manager focuses on established large capitalization companies, defined by the Portfolio Manager as companies with over $5 billion in market capitalization, seeking to identify those companies with solid growth potential at reasonable values. The Portfolio Manager employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.

            In selecting individual companies for investment, the Portfolio Manager looks for the following:

                o   Long-term history of performance

                o   Competitive market position

                o   Competitive products and services

                o   Strong cash flow

                o   High return on equity

                o   Strong financial condition

                o   Experienced and effective management

                o   Global scope

            Investment ideas are subjected to extensive, fundamental analysis, focusing on four key criteria:

                o   Operating characteristics

                o   Financial character

                o   Quality of management

                o   Valuation

            Only companies that pass the Portfolio Manager's strict, in-depth research and debate are eligible for purchase. The Portfolio Manager's bottom-up approach focuses on creating an information advantage through a thorough understanding of company fundamentals.

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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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PRINCIPAL   Any investment in the Portfolio is subject to the following
RISKS       principal risks described under "Introduction -- General Risk
            Factors":

                o   Manager Risk

                o   Market and Company Risk

                o   Call Risk

                o   Income Risk

                o   Interest Rate Risk

                o   Credit Risk

                o   Maturity Risk

            An investment in the Portfolio is subject to the following additional principal risk:

                o Growth Investing Risk. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

            This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio Manager may use. For such information, please refer to the Statement of Additional Information.

MORE ON     Solomon Brothers Asset Management, Inc. (SBAM) is a full-service,
THE         global investment management organization and is wholly owned by
PORTFOLIO   Solomon Smith Barney Holdings Inc., which is a subsidiary of
MANAGER     Citigroup Inc.  SBAM has been registered as a U.S. Investment
            Advisor since 1989.  As of September 30, 1999, SBAM manages over
            $30 billion in assets, including a wide spectrum of equity and fixed income products for both institutional and private investors, including corporations, pension funds, public funds, central banks, insurance companies, supranational organizations, endowments and foundations. The headquarters of SBAM is located at 7 World
            Trade Center New York City, NY 10048. Additionally, the firm maintains investment management offices in Frankfurt, London, Hong Kong and Tokyo.


            Name                Position and Recent Business Experience
            ----                ---------------------------------------
            Ross Margolies      Managing Director and Senior Portfolio Manager

                                Mr. Margolies has been working with insurance companies throughout his career, including in his previous positions at Lehman Brothers and Prudential Securities. Prior to working for SBAM, he served as Vice President in various investment management positions for three years at Guy Carpenter Corporation, one of the world's largest reinsurance brokerage companies. Mr. Margolies began his career at SBAM management in 1994, also working in various investment management positions.

            John Cunningham     Senior Portfolio Manager and Director

                                Mr. Cunningham joined SBAM in 1995 and has ten years experience in the industry. Prior to becoming a Portfolio Manager, Mr. Cunningham was an investment banker in the Global power group at Solomon Brothers Inc. Mr. Cunningham has served in various investment management positions during his tenure at SBAM.

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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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LARGE  CAP  VALUE  PORTFOLIO

Portfolio
Manager     Capital Guardian Trust Company

Investment
Objective   Seek long-term growth of capital and income

Principal   The Portfolio Manager seeks to achieve the Portfolio's
Investment  investment objective by investing, under normal market
Strategy    conditions, primarily in equity and equity-related
            securities of companies with market capitalization greater than $1 billion at the time of purchase.

            In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The portfolio may hold American Depository Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depository Receipts and Global Depository Receipts.

PRINCIPAL   Any investment in the Portfolio involves the possibility
RISKS       that you will lose money or not make money.  An investment in the Portfolio is subject to the following principal risks described under "Introduction -- General Risk Factors":

                o   MANAGER RISK

                o   MARKET AND COMPANY RISK

            An investment in the Portfolio is subject to the following additional principal risks:

                o GROWTH INVESTMENT RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

            This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

MORE ON     Capital Guardian Trust Company ("Capital Guardian"), located at
THE         333 South Hope Street, Los Angeles, CA 90071, began management
PORTFOLIO   of the Portfolio on February 1, 2000.   Capital Guardian
MANAGER     is a wholly owned subsidiary of Capital Group International,
            Inc. Capital Guardian has been providing investment management services since 1968 and manages over $98 billion in assets as of September 30, 1999.

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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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            The following persons at Capital Guardian are primarily
            responsible for the day-to-day investment decisions of the Portfolio:

            Name                    Position and Recent Business Experience
            ----                    ---------------------------------------
            Donnalisa P. Barum      Ms. Barum is a Senior Vice President and
                                    Portfolio Manager.  She joined the Capital
                                    Guardian Organization in 1986 where she
                                    served in various portfolio management
                                    positions.

            Michael R. Erickson     Mr. Erickson is a Senior Vice President
                                    and Portfolio Manager. He joined the
                                    Capital Guardian organization in 1987
                                    where he served in various investment
                                    management capacities.

            David Fisher            Mr. Fisher is Chairman of the Board of
                                    Capital Guardian Group International,
                                    Inc. and Capital Guardian.  He joined
                                    the Gapital Guardian organization in
                                    1969 where he served in various
                                    portfolio management positions.

            Theodore R. Samuels     Mr. Samuels is a Senior Vice President
                                    and Director for Capital Guardian, as
                                    well as a Director of Capital
                                    International Research, Inc.  He joined
                                    the Capital Guardian organization in 1981 where he served in various portfolio management positions.

            Eugene P. Stein         Mr. Stein is Executive Vice President,
                                    a Director, a portfolio manager, and
                                    Chairman of the Investment Committee
                                    for Capital Guardian.  He joined the
                                    Capital Guardian organization in 1972
                                    where he served in various portfolio
                                    manager positions.

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                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------

ALL CAP  PORTFOLIO

PORTFOLIO
MANAGER     Solomon Brothers Asset Management, Inc.

INVESTMENT  Capital Appreciation through investment in securities
OBJECTIVE   which the Portfolio Manager believes have above-average
            capital appreciation potential


PRINCIPAL
INVESTMENT  The Portfolio invests primarily in equity securities of
STRATEGY    U.S. companies.

            The Portfolio Manager emphasizes individual security selection while spreading the Portfolio's investments across industries, which may help to reduce risk. The Portfolio Manager seeks to identify those companies that offer the greatest potential for capital appreciation through careful fundamental analysis of each company and its financial characteristics. The Portfolio Manager evaluates companies of all sizes.

            In selecting individual companies for investment, the Portfolio Manager looks for the following:

                o Share prices that appear to undervalue the company's assets or do not adequately reflect factors such as favorable industry trends, lack of investor recognition or the short-term nature of earnings declines

                o Special situations such as existing or possible changes in management, corporate policies, capitalization or regulatory environment which may boost earnings or the market price of the company's shares

                o Growth potential due to technological advances, new products or services, new methods of marketing or production, changes in demand or other significant new developments which may enhance future earnings

            Equity investments may involve added risks. Investors could lose money on their investment in the Portfolio.

            The Portfolio is non-diversified and, when compared with other funds, may invest a portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

            The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which may affect the Portfolio's performance.


PRINCIPAL   Any investment in the Portfolio involves the possibility that
RISKS       you will lose money or not make money.  An investment in the
            Portfolio is subject to the following principal risks described under "Introduction -- General Risk Factors":

                o   Manager Risk

                o   Market and Company Risk

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

-------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------

            An investment in the Portfolio is subject to the following additional principal risks:

                o GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

                o SMALL COMPANY RISK. Investing in securities of small companies may involve greater risks than investing in larger, more established issuers. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly.

                o MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies.
                    As a result, their stock prices may decline significantly as market conditions change.

                o UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. The Portfolio's equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. The Portfolio Manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

            This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

MORE ON     Solomon Brothers Asset Management, Inc. (SBAM) is a full-
THE         services, global investment management organization and
PORTFOLIO   is wholly owned by Solomon Smith Barney Holdings Inc.,
MANAGER     which is a subsidiary of Citigroup Inc.  SBAM was registered as a U.S. investment advisor in 1989. As of September 30, 1999, SBAM manages over $30 billion in assets, including a wide spectrum of equity and fixed income products for both institutional and private investors, including corporations, pension funds, public funds, central banks, insurance companies, supranational organizations, endowments and foundations. The headquarters of SBAM is located at 7 World
            Trade Center New York, NY 10048. Additionally, the firm maintains investment management offices in Frankfurt, London, Hong Kong and Tokyo.

-------------------------------------------------------------------------
                 DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
-------------------------------------------------------------------------

            Name                Position and Recent Business Experience
            ----                ---------------------------------------
            Ross Margolies      Managing Director and Senior Portfolio Manager

                                Mr. Margolies has been working with insurance companies throughout his career, including in his previous positions at Lehman Brothers and Prudential Securities. Prior to working for SBAM, he served as Vice President in various investment management positions for three years at Guy Carpenter Corporation, one of the world's largest reinsurance brokerage companies. Mr. Margolies began his career at SBAM management in 1994, also working in various investment management positions.

            Robert Donahue      Director and Co-Portfolio Manager

                                Mr. Donahue has been employed by SBAM since 1987 and has managed various mutual funds and private accounts during that time.

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

-------------------------------------------------------------------------
                     OVERALL MANAGEMENT OF THE TRUST
-------------------------------------------------------------------------


THE         Directed Services, Inc. ("DSI") is the overall
ADVISER     adviser to the GCG Trust.  DSI is a New York
            corporation and is a wholly owned indirect subsidiary of ING Groep N.V., a global financial services holding company. DSI is registered with the SEC as an investment adviser and a broker-dealer.
            DSI is the principal underwriter and distributor of the variable contracts that Golden American Life
            Insurance Company issues. The address of DSI is 1475 Dunwoody Drive, West Chester, Pennsylvania
            19380.

            DSI has overall responsibility for hiring portfolio managers and for periodically monitoring their performance. DSI considers performance records in light of a portfolio's investment objectives and policies. The GCG Trust pays DSI for its services an advisory fee. Out of this advisory fee, DSI in turn pays the portfolio managers their respective portfolio management fee.

            In addition to advisory services, DSI provides administrative and other services necessary for the ordinary operation of the portfolios. DSI procures and pays for the services and information necessary to the proper conduct of the portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to the portfolios, including the custodian, portfolio accounting agent, portfolio managers, and the insurance company or companies to which the portfolios offer their shares. DSI also ensures that the portfolios operate in compliance with applicable legal requirements and monitors the portfolio managers for compliance with requirements under applicable law and with the investment policies and restrictions of the portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

            DSI has full investment discretion and makes all determinations with respect to the investment of a portfolio's assets and the purchase and sale of portfolio securities for one or more portfolios.

ADVISORY    The Trust pays DSI an advisory fee at the following
FEE         annual rates (based on average daily net assets):

            Investors Series and    1.00% of first $500 million;
            All Cap Series           .95% of next $250 million;
            Combined:                .90% of next $500 million;
                                     .85% thereafter.

            Large Cap Value         1.00% of first $500 million;
            Series:                  .95% of next $250 million;
                                     .90% of next $500 million;
                                     .85% thereafter.


            Out of the advisory fee, DSI in turn pays, on a monthly basis, the portfolio managers a Portfolio
            Management fee for their services.

            The GCG Trust is distinct in that the portfolios' expense structure is simpler and more predictable than that of most mutual funds. DSI PAYS MANY OF THE ORDINARY EXPENSES FOR EACH PORTFOLIO, INCLUDING CUSTODIAL, ADMINISTRATIVE, TRANSFER AGENCY, PORTFOLIO ACCOUNTING, AUDITING, AND ORDINARY LEGAL EXPENSES. MOST MUTUAL FUNDS PAY FOR THESE EXPENSES DIRECTLY FROM THEIR OWN ASSETS.

-------------------------------------------------------------------------
                               SHARE PRICE
-------------------------------------------------------------------------


            Purchase and redemption orders ("orders") are accepted only on days on which the New York Stock Exchange ("NYSE") is open for business (a "business day").

            A portfolio's share price (net asset value, or "NAV"), is calculated each business day after the close of trading (generally 4 p.m. Eastern time) on the NYSE. Therefore, orders received by the Trust via insurance company Separate Accounts on any business day prior to the close of NYSE trading will receive the price calculated at the close of trading that day. Orders received by a Separate Account after the close of trading on a business day, but prior to the close of business on the next business day, will receive the price calculated at the close of trading on the next business day. Net asset value per share is computed by adding up the total value of the portfolio's investments and other assets, subtracting its liabilities and then dividing by the number of portfolio shares outstanding.

            The net asset values per share of each portfolio, offered in this prospectus, fluctuates in response to changes in market conditions and other factors.

            The portfolios' securities are valued based
            on market value.  Market value is determined
            based on the last reported sales price, or, if no
            sales are reported, the mean between representative
            bid and asked quotations obtained from a quotation reporting system or from established market makers.
            If market quotations are not available, securities
            are valued at their fair value as determined in good faith by, or under the direction of, the Board of Trustees. Instruments maturing in sixty days or less may be
                                 19
            valued using the amortized cost method of valuation. The value of a foreign security is determined in its national currency based upon the price on the foreign exchange at close of business.
            Securities traded in over-the-counter markets outside the United States are valued at the last available price in the over-the-counter market before the time of valuation.

            Debt securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity sixty days or less at their date of acquisition valued under the amortized cost method), are normally valued on the basis of quotes obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Debt obligations having a maturity of sixty days or less may be valued at amortized cost unless the portfolio manager believes that amortized cost does not approximate market value.

            When a portfolio writes a put or call option, the amount of the premium is included in the portfolio's assets and an equal amount is included in its liabilities. The liability thereafter is adjusted to the current market value of the option. The premium a portfolio pays for an option is recorded as an asset, and subsequently adjusted to market value. Futures and options traded on commodities exchanges or boards of trade are valued at their closing settlement price on such exchange or board of trade. Foreign securities quoted in foreign currencies generally are valued at translated foreign market closing prices.

            Trading in securities on exchanges and over-the-counter markets in European and Pacific Basin countries is normally completed well before 4:00 p.m., New York City time. The calculation of the net asset value of a portfolio investing in foreign securities may not take place contemporaneously with the determination of the prices of the securities included in the calculation. Further, the prices of foreign securities are determined using information derived from pricing services and other sources. Prices derived under these procedures will be used in determining daily net asset value. Information that becomes known to the GCG Trust or its agents after the time that the net asset value is calculated on any business day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events that may affect the value of these securities that occur between the time their prices are determined and the time the portfolio's net asset value is determined may not be reflected in the calculation of net asset value of the portfolio unless DSI or the portfolio manager, acting under authority delegated by the Board of Trustees, deems that the particular event would materially affect net asset value. In this event, the securities would be valued at fair market value as determined in good faith by DSI or the portfolio manager acting under the direction of the Board.

-------------------------------------------------------------------------
                         TAXES AND DISTRIBUTIONS
-------------------------------------------------------------------------

            The GCG Trust pays net investment income, if any, on your shares of each portfolio annually. Any net realized long-term capital gains for any portfolio will be declared and paid at least once annually. Net realized short-term gains may be declared and paid more frequently.
            We will automatically reinvest any distributions made by any portfolio in additional shares of that portfolio, unless the separate account of your insurance company makes an election to receive distributions in cash. Dividends or distributions by a portfolio will reduce the per share net asset value by the per share amount paid.

            Each portfolio of the GCG Trust has qualified and expect to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the portfolios are generally not subject to Federal income tax on the part of their investment company taxable income (including any net capital gains) that they distribute to shareholders. It is each portfolio's intention to distribute all such income and gains.

            Shares of each portfolio are offered to the Separate Accounts of insurance companies. Under the Code, an insurance company pays no tax with respect to income of a qualifying Separate Account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. Under current tax law, your gains under your Contract are taxed only when you take them out. Contract purchasers should review the Contract prospectus for a discussion of the tax treatment applicable to holders of the Contracts.

            The foregoing is only a summary of some of the important Federal income tax considerations generally affecting a portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the portfolios. You should consult with your tax adviser for more detailed information regarding taxes applicable to the Contracts.



TO OBTAIN                                                THE GCG TRUST
MORE INFORMATION                                         TRUSTEES

A Statement of Additional Information, dated             Barnett Chernow,
February 1, 2000, has been filed with the                 Chairman and Trustee
Securities and Exchange Commission, and is
made a part of this prospectus by reference.             J. Michael Earley, Trustee

To obtain a free copy of the Statement of Additional     R. Barbara Gitenstein, Trustee
Information or to make inquiries about the portfolios,
please write to our Customer Service Center at           Robert A. Grayson, Trustee
P.O. Box 2700, West Chester, Pennsylvania  19380
or call (800)366-0066, or access the SEC's website       Elizabeth J. Newell, Trustee
(http://www.sec.gov).
                                                         Stanley B. Seidler, Trustee

                                                         Roger B. Vincent, Trustee


Information about the GCG Trust can be reviewed and copied at the SEC's Public Reference Room.
Information about its operation may be obtained by calling 1-800-SEC-0330. You may obtain copies of reports and other information about the GCG
Trust, for payment of a duplication fee, by writing to Public Reference Section of the Commission, Washington, D.C. 20549-6009.






                     ING  VARIABLE  ANNUITIES

2/00                                                         106432

                              THE GCG TRUST



                           1475 Dunwoody Drive
                         West Chester, PA 19380
                             (800) 366-0066



                   Statement of Additional Information




         The date of this Statement of Additional Information is
                            February 1, 2000




This Statement of Additional Information discusses the Investors
Portfolio, the Large Cap Value Portfolio, the and the All Cap
Portfolio, three portfolios (the "Portfolios") of The GCG Trust
(the "Trust"). The Trust is an open-end management investment company organized as a Massachusetts business trust. The Portfolios' Manager is Directed Services, Inc. ("DSI" or the "Manager").

This Statement of Additional Information is intended to supplement the information provided to investors in the Prospectus dated February 1, 2000 and has been filed with the Securities and Exchange Commission as part of the Trust's Registration Statement. Investors should note, however, that this Statement of Additional Information is not itself a prospectus and should be read carefully in conjunction with the Prospectus and retained for future reference. The contents of this Statement of Additional Information are incorporated by reference in the Prospectus in their entirety. A copy of the Prospectus may be obtained free of charge from the Trust at the address and telephone number listed above.


MANAGER:
DIRECTED SERVICES, INC.
(800) 447-3644

                        TABLE OF CONTENTS
                                                          Page
INTRODUCTION                                                 1

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES          1
  U.S. Government Securities                                 1
  Debt Securities                                            1
  High Yield Bonds                                           2
  Brady Bonds                                                3
  Sovereign Debt                                             4
  Mortgage-Backed Securities                                 4
     GNMA Certificates                                       4
     FNMA and FHLMC Mortgage-Backed Obligations              5
     Collateralized Mortgage Obligations (CMOs)              6
     Other Mortgage-Backed Securities                        6
  Asset-Backed Securities                                    7
  Variable and Floating Rate Securities                      8
  Derivatives                                                8
  Banking Industry and Savings Industry Obligations          8
  Commercial Paper                                           9
  Repurchase Agreements                                     10
  Reverse Repurchase Agreements                             11
  Lending Portfolio Securities                              11
  Other Investment Companies                                11
  Short Sales                                               12
  Short Sales Against the Box                               12
  Futures Contracts and Options on Futures Contracts        12
     General Description of Futures Contracts               12
     Interest Rate Futures Contracts                        12
     Options on Futures Contracts                           13
     Stock Index Futures Contracts                          13
     Investment in Gold and Other Precious Metals           14
     Gold Futures Contracts                                 14
     Limitations                                            15
  Options on Securities and Securities Indexes              16
     Purchasing Options on Securities                       16
     Risks of Options Transactions                          16
     Writing Covered Call and Secured Put Options           17
     Options on Securities Indexes                          17
     Over-the-Counter Options                               18
     General                                                18
  Risks Associated with Futures and Futures Options         18
  When-Issued or Delayed Delivery Securities                20
  Foreign Securities                                        20
  Foreign Currency Transactions                             21
  Options on Foreign Currencies                             23
  Common Stock and Other Equity Securities                  23
  Convertible Securities                                    23
  Currency Management                                       23
  Hybrid Investments                                        24
  Dollar Roll Transactions                                  25
  Equity and Debt Securities Issued or Guaranteed by
    Supranational Organizations                             26
  Exchange Rate Related Securities                          26
  Geographical and Industry Concentration                   26

                                i

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

  Illiquid Securities                                       27
  Restricted Securities                                     27
  Lease Obligation Bonds                                    27
  Borrowing                                                 27
  Real Estate Securities                                    28
  Swaps                                                     28
  Zero-Coupon Bonds                                         29
  Small Companies                                           29
  Strategic Transactions                                    29
  Lending of Portfolio Securities                           30
  Special Situations                                        30
  Warrants                                                  31

INVESTMENT OBJECTIVES AND ADDITIONAL
INVESTMENT STRATEGIES AND ASSOCIATED RISKS                  31
  Investors Portfolio                                       31
  Large Cap Value Portfolio                                 32
  All Cap Portfolio                                         34

INVESTMENT RESTRICTIONS                                     35
  Investors Portfolio                                       35
  Large Cap Value Portfolio                                 37
  All Cap Portfolio                                         38

MANAGEMENT OF THE TRUST                                     40
  The Management Agreement                                  43
  Portfolio Managers                                        45
  Distribution of Trust Shares                              45

PORTFOLIO TRANSACTIONS AND BROKERAGE                        45
  Investment Decisions                                      45
  Brokerage and Research Services                           46

NET ASSET VALUE                                             47

PERFORMANCE INFORMATION                                     48

TAXES                                                       49

OTHER INFORMATION                                           51
  Capitalization                                            51
  Voting Rights                                             51
  Purchase of Shares                                        52
  Redemption of Shares                                      52
  Exchanges                                                 52
  Custodian and Other Service Providers                     53
  Independent Auditors                                      53
  Counsel                                                   53
  Registration Statement                                    53
  Financial Statements                                      53

APPENDIX  1:  DESCRIPTION OF BOND RATINGS                  A-1


                                ii

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

                              INTRODUCTION

   This Statement of Additional Information is designed to elaborate upon information contained in the Prospectus for the Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained herein is intended for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of the Portfolio's securities and some investment techniques. Some of the Portfolios' investment techniques are described only in the Prospectus and are not repeated herein. Captions and defined terms in this Statement of Additional Information generally correspond to like captions and terms in the Prospectus. Terms not defined herein will have the meanings given them in the Prospectus.


           DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. GOVERNMENT SECURITIES

   U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, described in the section on "Mortgage-Backed Securities," and Federal Housing Administration debentures). In guaranteed securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full.

   Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of nor guaranteed by the Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Mortgage Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks.

   Each Portfolio may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

DEBT SECURITIES

   Each Portfolio may invest in debt securities, as stated in the Portfolios' investment objectives and policies in the relevant Prospectus or in this Statement of Additional Information. Some Portfolios may invest only in debt securities that are investment grade, i.e., rated BBB or better by Standard & Poor's Rating Group ("Standard & Poor's") or Baa or better by Moody's Investors Service, Inc. ("Moody's"), or, if not rated by Standard & Poor's or Moody's, of equivalent quality as determined by a Portfolio's Portfolio Manager.

   The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

   New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, a Portfolio will not accrue any income on these securities prior to delivery. The Portfolio will maintain in a segregated account with its custodian an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

   Many securities of foreign issuers are not rated by Moody's or Standard and Poor's; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by a Portfolio Manager.

HIGH YIELD BONDS

   "High Yield Bonds" (commonly referred to as "junk bonds") are bonds rated lower than Baa or BBB, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade, and investors should consider the risks associated with high yield bonds before investing in the pertinent Portfolio. Investment in such securities generally provides greater income and increased opportunity for appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

   Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds.

   High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolio may incur additional expenses to seek recovery. In the case of high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

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   The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in secondary trading market could adversely affect the price at which a Portfolio could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Portfolio's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

   There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to reflect subsequent events.

BRADY BONDS

   "Brady Bonds," are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds are not considered U.S. Government securities and are considered speculative. Brady Plan debt restructuring have been implemented to date in several countries, including Mexico, Venezuela, Argentina, Uruguay, Costa Rica, Bulgaria, the Dominican Republic, Jordan, Nigeria, Bolivia, Ecuador, Niger, Brazil, Peru, Panama, Poland and the Philippines (collectively, the "Brady Countries"). It is expected that other countries will undertake a Brady Plan debt restructuring in the future. Brady Bonds have been issued only recently, and accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

   U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

   Certain Brady Bonds are entitled to "value payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

   Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

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   Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which a Portfolio may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a Portfolio to suffer a loss of interest or principal on any of its holdings.

SOVEREIGN DEBT

   Debt obligations known as "sovereign debt" are obligations of governmental issuers in emerging market countries and industrialized countries. Some Portfolios may invest in obligations issued or guaranteed by a foreign government or its political subdivisions, authorities, agencies, or instrumentalities, or by supranational entities, which, at the time of investment, are rated A or better by Standard & Poor's or Moody's or, if not rated by Standard & Poor's or Moody's, determined by a Portfolio Manager to be of equivalent quality.

   Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations. A governmental entity's willingness or ability to repay principal and pay interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the government's dependence on expected disbursements from third parties, the government's policy toward the International Monetary Fund and the political constraints to which a government may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a debtor's implementation of economic reforms or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the government debtor, which may further impair such debtor's ability or willingness to timely service its debts. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements. The issuers of the government debt securities in which the Portfolio may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. There can be no assurance that the Brady Bonds and other foreign government debt securities in which a Portfolio may invest will not be subject to similar restructuring arrangements or to requests for new credit, which may adversely affect the Portfolio's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

MORTGAGE-BACKED SECURITIES

   GNMA CERTIFICATES. Government National Mortgage Association ("GNMA") certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA is a wholly owned U.S. government corporation within the Department of Housing and

                                4

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

Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA- insured or VA-guaranteed mortgages.

   Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-backed securities issued by GNMA are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities, such as those of the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

   Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose a Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool.
Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

   FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA also issues REMIC Certificates, which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. Government.

   FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. FHLMC, a corporate instrumentality of the United States, was created by

                                5

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Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio.
FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default. PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

   COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

   CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

   In a typical CMO transaction, a corporation ("issuer") issues multiple portfolios (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The portfolio A, B, and C Bonds all bear current interest.
Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

   OTHER MORTGAGE-BACKED SECURITIES. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. In addition, such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-backed securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance, guarantees, and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-backed security meets a Portfolio' s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

   Some Portfolios may buy mortgage-backed securities without insurance or guarantees, if the Portfolio Manager determines that the securities meet a Portfolio's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. A Portfolio will not purchase mortgage-backed securities or any other assets which, in the opinion of the Portfolio Manager, are illiquid if, as a

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result, the Portfolio will exceed its illiquidity cap.  As new types of mortgage-backed securities are developed and offered to investors, the Portfolio Manager will, consistent with a Portfolio's investment objectives, policies, and quality standards, consider making investments in such new types of mortgage-backed securities.

   It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-backed securities are developed and offered to investors, investments in such new types of mortgage-backed securities may be considered for the Portfolios.

ASSET-BACKED SECURITIES

   Asset-backed securities (unrelated to mortgage loans) are securities such as "CARSSM" ("Certificates for Automobile ReceivablesSM") and Credit Card Receivable Securities. The Market Manager Portfolio may not invest in these securities.

   CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are "passed-through" monthly to certificate holders, and are guaranteed up to certain amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying sales contracts are subject to prepayment, which may reduce the overall return certificate holders. Certificate holders may also experience delays in payment or losses on CARSSM if the full amounts due on underlying sales contracts are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts, or because of depreciation, damage, or loss of the vehicles securing the contracts, or other factors.

   If consistent with its investment objective and policies, a Portfolio may invest in "Credit Card Receivable Securities." Credit Card Receivable Securities are asset-backed securities backed by receivables from revolving credit card agreements. Credit balances on revolving credit card agreements ("Accounts") are generally paid down more rapidly than are Automobile Contracts. Most of the Credit Card Receivable Securities issued publicly to date have been Pass-Through Certificates. In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder and principal payments received on such Accounts are used to fund the transfer to the pool of assets supporting the related Credit Card Receivable Securities of additional credit card charges made on an Account. The initial fixed period usually may be shortened upon the occurrence of specified events which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying Accounts during the initial period and the non-occurrence of specified events. Competitive and general economic factors could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, shortening the expected weighted average life of the related Credit Card Receivable Security, and reducing its yield. An acceleration in cardholders' payment rates or any other event which shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related Credit Card Receivable Security could have a similar effect on the weighted average life and yield.

   Credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

                                7

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VARIABLE AND FLOATING RATE SECURITIES

   Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to or is a percentage of a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

   Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities which do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

DERIVATIVES

   Certain Portfolios may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment. Examples of the derivatives are CMOs, variable and floating rate securities, futures contracts, options contracts, and forward currency exchange contracts.

   Derivative securities and contracts may be used as a direct investment or as a hedge for a portfolio of investments. Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If a Portfolio Manager's judgement about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with a Portfolio's volatility. In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counter-party to the transaction does not perform as promised.

BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS

   Each Portfolio may invest in (i) certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in (ii) certificates of deposit, time deposits, and other short-term obligations issued by savings and loan associations ("S&Ls"). Some Portfolios may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and some Portfolios also may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See "Foreign Securities" discussion in this Statement of Additional Information for further information regarding risks attending investment in foreign securities.

   Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. A Portfolio will not invest in fixed-time deposits (i) which are not subject to prepayment or (ii) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Portfolio, of its assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

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   Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (i) the possibility that their liquidity could be impaired because of future political and economic developments; (ii) their obligations may be less marketable than comparable obligations of U.S. banks; (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (iv) foreign deposits may be seized or nationalized;
(v) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (vi) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

   Certain of the Portfolios invest only in bank and S&L obligations as specified in that Portfolio's investment policies. Other Portfolios, except the Managed Global Portfolio, will not invest in obligations issued by a commercial bank or S&L unless:

    (i) the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or Standard and Poor's, or, if the institution has no outstanding securities rated by Moody's or Standard & Poor's, it has, in the determination of the Portfolio Manager, similar creditworthiness to institutions having outstanding securities so rated;

    (ii) in the case of a U.S. bank or S&L, its deposits are insured by the FDIC or the Savings Association Insurance Fund ("SAIF"), as the case may be; and

    (iii) in the case of a foreign bank, the security is, in the determination of the Portfolio Manager, of an investment quality comparable with other debt securities which may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

   The Managed Global Portfolio will not invest in obligations issued by a U.S. or foreign commercial bank or S&L unless:

    (i)     the bank or S&L has total assets of at least $10 billion
            (U.S.), or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or Standard & Poor's, or, if the institution has no outstanding securities rated by Moody's or Standard & Poor's, it has, in the determination of the Portfolio Manager, similar creditworthiness to institutions having outstanding securities so rated; and

    (ii) in the case or a U.S. bank or S&L, its deposits are insured by the FDIC or the SAIF, as the case may be.

COMMERCIAL PAPER

   All of the Portfolios may invest in commercial paper (including variable amount master demand notes and extendable command notes ("ECN")), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations. Unless otherwise indicated in the investment policies for a Portfolio, it may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody's or A-1 or A-2 by Standard & Poor's; (ii) if not rated by either Moody's or Standard & Poor's, issued by a corporation having an outstanding debt issue rated AA or better by Moody's or AA or better by Standard & Poor's; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which a Portfolio may invest.

                                9

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   Commercial paper obligations may include variable amount master demand notes. These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the Portfolio Manager will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Portfolio Manager also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's; the Portfolio may invest in them only if the Portfolio Manager believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. Master demand notes are considered by the Portfolio to have a maturity of one day, unless the Portfolio Manager has reason to believe that the borrower could not make immediate repayment upon demand. See the Appendix for a description of Moody's and Standard & Poor's ratings applicable to commercial paper.

   For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the 1933 Act as part of a private placement that meets liquidity standards under procedures adopted by the Board shall not be considered to be restricted.

REPURCHASE AGREEMENTS

   All Portfolios may invest in repurchase agreements. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount which reflects an agreed-upon market rate of return, effective for the period of time the Portfolio is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

   The Portfolio Manager monitors the value of the underlying securities at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Portfolio. The Portfolio Manager, in accordance with procedures established by the Board of Trustees, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Portfolio enters into repurchase agreements.

   A Portfolio may engage in repurchase transactions in accordance with guidelines approved by the Board of Trustees of the Trust, which include monitoring the creditworthiness of the parties with which a Portfolio engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

   A Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Portfolio's limitation, either 10% or 15% of the net assets of the Portfolio, depending on the Portfolio, on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, a Portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. A Portfolio also might incur disposition costs in connection with liquidating the securities.

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REVERSE REPURCHASE AGREEMENTS

   A reverse repurchase agreement involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price. A Portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. A Portfolio will maintain a segregated account consisting of cash and/or securities to cover its obligations under reverse repurchase agreements. Under the Investment Company Act of 1940, reverse repurchase agreements may be considered to be borrowings by the seller; accordingly, a Portfolio will limit its investments in reverse repurchase agreements consistent with the borrowing limits applicable to the Portfolio. See "Borrowing" for further information on these limits. The use of reverse repurchase agreements by a Portfolio creates leverage which increases a Portfolio's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

LENDING PORTFOLIO SECURITIES

   Some Portfolios may lend portfolio securities to broker-dealers or institutional investors for the purpose of realizing additional income.
A Portfolio will only enter into this type of transaction if (1) the loan is fully collateralized at all times with U.S. Government securities, cash, or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers' acceptances, or letters of credit) maintained on a daily marked-to-market basis, in an amount at least equal to the value of the securities loaned; (2) it may at any time call the loan and obtain the return of the securities loaned within five business days; (3) it will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33% of the total assets of the Portfolio. As with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Accordingly, the Portfolio Manager will monitor the value of the collateral, which will be marked-to- market daily, and will monitor the creditworthiness of the borrowers. There is no assurance that a borrower will return any securities loaned; however, as discussed above, a borrower of securities from a Portfolio must maintain with the Portfolio cash or U.S. Government securities equal to at least 100% of the market value of the securities borrowed. Voting rights attached to the loaned securities may pass to the borrower with the lending of portfolio securities; however, a Portfolio lending such voting securities may call them if important shareholder meetings are imminent. A Portfolio may only lend portfolio securities to entities that are not affiliated with either the Manager or a Portfolio Manager.

OTHER INVESTMENT COMPANIES

   All Portfolios may invest in shares issued by other investment companies. A Portfolio is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase, (1) acquire more than 3% of the outstanding voting shares of the investment company, (2) invest more than 5% of the Portfolio's total assets in the investment company, or (3) invest more than 10% of the Portfolio's total assets in all investment company holdings. As a shareholder in any investment company, a Portfolio will bear its ratable share of the investment company's expenses, including management fees in the case of a management investment company. Portfolios may invest in shares issued by other investment companies to the extent allowable by the 1940 Act.

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SHORT SALES

   A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in market price. A
Portfolio may make short sales to offset a potential decline in a long position or a group of long positions, or if the Portfolio Manager believes that a decline in the price of a particular security or group of securities is likely.

   The Portfolio's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker. In addition, with respect to any short sale, other than short sales against the box, the Portfolio will be required to deposit collateral consisting of cash, cash items, or U.S. Government securities in a segregated account with its custodian in an amount such that the value of the sum of both collateral deposits is at all times equal to at least 100% of the current market value of the securities sold short. The deposits do not necessarily limit the Portfolio's potential loss on a short sale, which may exceed the entire amount of the collateral.
A Portfolio is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

SHORT SALES AGAINST THE BOX

   A short sale "against the box" is a short sale where, at the time of the short sale, the Portfolio owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. A Portfolio would enter into such a transaction to defer a gain or loss for Federal income tax purposes on the security owned by the Portfolio. Short sales against the box are not subject to the percentage limitations on short sales described in the Prospectuses.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

   GENERAL DESCRIPTION OF FUTURES CONTRACTS. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date. Where a Portfolio has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Where a Portfolio has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss.

   INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

   A Portfolio may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities. As a hedging strategy a Portfolio might employ, a Portfolio would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable the Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security which the Portfolio intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures

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contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.

   A Portfolio would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by the Portfolio would be substantially offset by the ability of the Portfolio to repurchase at a lower price the interest rate futures contract previously sold. While the Portfolio could sell the long-term debt security and invest in a short-term security, ordinarily the Portfolio would give up income on its investment, since long-term rates normally exceed short-term rates.

   OPTIONS ON FUTURES CONTRACTS. A futures option gives the Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by the Portfolio.

   The Portfolio may use options on futures contracts in connection with hedging strategies. Generally these strategies would be employed under the same market conditions in which a Portfolio would use put and call options on debt securities, as described hereafter in "Options on Securities and Securities Indexes."

   STOCK INDEX FUTURES CONTRACTS. A "stock index" assigns relative values to the common stock included in an index (for example, the Standard & Poor's 500 Index of Composite Stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

   To the extent that changes in the value of a Portfolio corresponds to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to the Portfolio of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

    (1) when a sale of portfolio securities at that time would appear to be disadvantageous in the long-term because such liquidation would:

            (a)     forego possible price appreciation,

            (b) create a situation in which the securities would be difficult to repurchase, or

            (c)     create substantial brokerage commissions;

    (2) when a liquidation of the portfolio has commenced or is contemplated, but there is, in the Portfolio Manager's determination, a substantial risk of a major price decline before liquidation can be completed; or

    (3)     to close out stock index futures purchase transactions.

   Where a Portfolio anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against not participating in such advance

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at a time when the Portfolio is not fully invested.  Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:

    (1) if the Portfolio is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the Portfolio Manager to be fair value based upon the price of the stock at the time it qualified for inclusion in the portfolio, or

    (2)     to close out stock index futures sales transactions.

   INVESTMENT IN GOLD AND OTHER PRECIOUS METALS. Some Portfolios may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals. In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, each Portfolio (with the exception of the Hard Assets Portfolio) intends to manage its metal investments and/or futures contracts on metals so that less than 10% of the gross income of the Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income.

   Metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins) will not be purchased for their numismatic value. Any metals purchased by a Portfolio will be delivered to and stored with a qualified custodian bank. Metal investments do not generate interest or dividend income.

   Metal investments are considered speculative and are affected by various worldwide economic, financial, and political factors. Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada, and Australia. Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

   GOLD FUTURES CONTRACTS. A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time, and price. When the Portfolio purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when the Portfolio sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price. A Portfolio may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. The Portfolio will not engage in these contracts for speculation or for achieving leverage. The Portfolio's hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

   As long as required by regulatory authorities, each investing Portfolio will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading "Limitations" in this section, in order to avoid being deemed a commodity pool. For example, a Portfolio might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Portfolio's securities or the price of the

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securities which the Portfolio intends to purchase.  The Portfolio's hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Portfolio's exposure to interest rate fluctuations, a Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. See this Statement of Additional Information for a discussion of other strategies involving futures and futures options.

   If a purchase or sale of a futures contract is made by a Portfolio, it is required to deposit with its custodian a specified amount of cash and/or securities ("initial margin"). The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Portfolio expects to earn interest income on its initial margin deposits.

   A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." The payment or receipt of the variation margin does not represent a borrowing or loan by a Portfolio but is settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark-to-market its open futures positions.

   A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

   Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a gain, or if it is more, the Portfolio realizes a loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio realizes a gain, or if it is less, the Portfolio realizes a loss. The transaction costs must also be included in these calculations.

   LIMITATIONS. When purchasing a futures contract, a Portfolio must maintain with its custodian cash or securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Portfolio similarly will maintain with its custodian cash and/or securities (including any margin) equal to the amount such option is "in-the-money" until the option expires or is closed out by the Portfolio. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price.

   A Portfolio may not maintain open short positions in futures contracts or call options written on futures contracts if, in the aggregate, the market value of all such open positions exceeds the current value of its portfolio securities, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the Portfolio and the positions. For this purpose, to the extent the Portfolio has written call options on specific securities it owns, the value of those securities will be deducted from the current market value of the securities portfolio.

   In compliance with the requirements of the Commodity Futures Trading Commission ("CFTC") under which an investment company may engage in futures transactions, the Trust will comply with certain regulations of the CFTC to qualify for an exclusion from being a "commodity pool." The


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regulations require that the Trust enter into futures and options (1) for
"bona fide hedging" purposes, without regard to the percentage of assets committed to initial margin and options premiums, or (2) for other strategies, provided that the aggregate initial margin and premiums required to establish such positions do not exceed 5% of the liquidation value of a Portfolio, after taking into account unrealized profits and unrealized gains on any such contracts entered into.

OPTIONS ON SECURITIES AND SECURITIES INDEXES

   PURCHASING OPTIONS ON SECURITIES. An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. A Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by a Portfolio would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security.
In addition, the Portfolio would continue to receive interest income on such security.

   A Portfolio may purchase call options on securities to protect against substantial increases in prices of securities the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

   A Portfolio may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities ("LEAPS") and Buy Write Option Unitary Derivatives ("BOUNDS"). LEAPs provide the holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount, BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities' appreciation up to a fixed dollar amount.

RISKS OF OPTIONS TRANSACTIONS

   The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

   There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out a position. If a Portfolio cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient

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trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

   Since option premiums paid or received by a Portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in the Portfolio's net asset value being more sensitive to changes in the value of the underlying securities.

   WRITING COVERED CALL AND SECURED PUT OPTIONS. In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, a Portfolio may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

   In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, a Portfolio may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

   A Portfolio may write a call or put option only if the option is "covered" or "secured" by the Portfolio holding a position in the underlying securities. This means that so long as the Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, a Portfolio may maintain, in a segregated account with the Trust's custodian, cash and/or securities with a value sufficient to meet its obligation as writer of the option. A put is secured if the Portfolio maintains cash and/or securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Portfolio.

   OPTIONS ON SECURITIES INDEXES. A Portfolio may purchase or sell call and put options on securities indexes for the same purposes as it purchase or sells of options on securities. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. When such options are written, the Portfolio is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or the Portfolio must purchase a like option of greater value that will expire no earlier than the option sold. Purchased options may not enable the Portfolio to hedge effectively against stock market risk if they are not highly correlated with the value of the Portfolio's securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

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   OVER-THE-COUNTER OPTIONS.  Certain Portfolios may write or purchase options in privately negotiated domestic or foreign transactions ("OTC Options"), as well as exchange-traded or "listed" options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by a Portfolio will be considered an Illiquid Security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

   The staff of the SEC has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of a Portfolio's assets (the "SEC illiquidity ceiling"). Except as provided below, the Portfolios intend to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts which such Portfolio have in place with such primary dealers will provide that each Portfolio has the absolute right to repurchase any option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula may also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-money. A Portfolio will treat all or a part of the formula price as illiquid for purposes of the SEC illiquidity ceiling. Certain Portfolio may also write over-the-counter options with non-primary dealers, including foreign dealers, and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling.

   OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while a Portfolio relies on the party from whom it purchases an OTC Option to perform if the Portfolio exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, the Portfolio will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

   GENERAL. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

   The premium paid for a put or call option purchased by a Portfolio is recorded as an asset of the Portfolio and subsequently adjusted. The premium received for an option written by a Portfolio is included in the Portfolio's assets and an equal amount is included in its liabilities. The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS

   There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While a Portfolio's transactions in futures may protect the Portfolio against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude the Portfolio from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in

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a loss on both the hedged securities in a Portfolio and the hedging vehicle so that the Portfolio's return might have been better if hedging had not been attempted. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

   There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent the Portfolio from liquidating an unfavorable position and the Portfolio would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

   In most instances, Portfolios will only enter into futures contracts or futures options which are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists. A Portfolio will not enter into a futures contract or purchase a futures option if immediately thereafter the initial margin deposits for futures contracts held by the Portfolio plus premiums paid by it for open futures options positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the Portfolio's total assets.

   Foreign markets may offer advantages such as trading in indexes that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. A Portfolio could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.

   The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.

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WHEN-ISSUED OR DELAYED DELIVERY SECURITIES

   Each Portfolio may purchase securities on a when issued or delayed delivery basis if the Portfolio holds, and maintains until the settlement date in a segregated account, cash and/or securities in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued or delayed delivery basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets. Although a Portfolio would generally purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, the Portfolio may dispose of a when-issued or delayed delivery security prior to settlement if the Portfolio Manager deems it appropriate to do so.
The Portfolio may realize short-term profits or losses upon such sales.

FOREIGN SECURITIES

   Each Portfolio may invest in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts") which are described below. Some Portfolio may invest in foreign branches of commercial banks and foreign banks. See the "Banking Industry and Savings Industry Obligations" discussion in this Statement of Additional Information for further description of these securities.

   Investments in foreign securities offer potential benefits not available solely in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each of these Portfolios may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

   There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States.
A Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

   As discussed above "sovereign debt" consists of debt obligations of governmental issuers in emerging market countries and industrialized countries. The sovereign debt issued or guaranteed by certain emerging market governmental entities and corporate issuers in which the Portfolio may

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invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high yield bonds) and subject to many of the same risks as such securities. Similarly, the Portfolio may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Portfolio may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. The issuers of the government debt securities in which the Portfolio may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which has led to defaults on certain obligations and the restructuring of certain indebtedness. See "Description of Securities and Investment Techniques--High Yield Bonds" and "Debt Securities-- Sovereign Debt".

   Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Portfolio or its investors.

   ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.

   On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxenbourg, the Netherlands, Portugal, and Spain established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. It is anticipated that each participating country will replace its local currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with the euro. The anticipated replacement of existing currencies with the euro on July 1, 2002 could market disruptions before or after July 1, 2002 and could adversely affect the value of securities held by a Portfolio.

FOREIGN CURRENCY TRANSACTIONS

   A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Portfolio may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Portfolio will engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. A Portfolio might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to "lock in" the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.


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   A Portfolio may enter into forward foreign currency contracts in two circumstances. When a Portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Portfolio may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

   Second, when the Portfolio Manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. None of the Portfolios will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency.

   At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

   It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver.

   If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

   Forward contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when a Portfolio seeks to close out a forward currency position, and in such an event, a Portfolio might not be able to effect a closing purchase transaction at any particular time. In addition, a Portfolio entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction. The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

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   For more information on forward currency contracts, including limits upon the Portfolios with respect to such contracts, see "Foreign Currency Transactions" in this Statement of Additional Information.

OPTIONS ON FOREIGN CURRENCIES

   A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. Currently, options are traded on the following foreign currencies on a domestic exchange:
British Pound, Canadian Dollar, German Mark, Japanese Yen, French Franc, and Swiss Franc. A Portfolio may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

   Each Portfolio may employ hedging strategies with options on currencies before the Portfolio purchases a foreign security denominated in the hedged currency that the Portfolio anticipates acquiring, during the period the Portfolio holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received.

   In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

COMMON STOCK AND OTHER EQUITY SECURITIES

   Common Stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives a Portfolio the right to vote on measures affecting the company's organization and operations.

   Certain of the Portfolios may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for a Portfolio, the Adviser or Portfolio Manager will generally invest the Portfolio's assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

CONVERTIBLE SECURITIES

   A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in Convertible Securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

CURRENCY MANAGEMENT

   A Portfolio's flexibility to participate in higher yielding debt markets outside of the United States may allow the Portfolios to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When a Portfolio invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Portfolio's share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Portfolio is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying a Portfolio's

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investments should help increase the net asset value of the Portfolio.
Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which a Portfolio's securities are denominated will generally lower the net asset value of the Portfolio. The Manager or relevant Portfolio Manager attempts to minimize exchange rate risk through active Portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to a Portfolio.

HYBRID INSTRUMENTS

   Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depository instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

   Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and the Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

   The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various

                                24

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Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

   Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

   Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

   Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which the Fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

   The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio. Accordingly, the Portfolio will limit its investments in Hybrid Instruments to 10% of total assets. However, because of their volatility, it is possible that the Portfolio's investment in Hybrid Instruments will account for more than 10% of the Fund's return (positive or negative).

DOLLAR ROLL TRANSACTIONS

   Certain Portfolios seeking a high level of current income may enter into dollar rolls or "covered rolls" in which the Portfolio sells securities (usually Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities which will be held during the roll period. During the roll period, the Portfolio forgoes principal and interest paid on the securities sold at the beginning of the roll period. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, the Portfolio may or may not take delivery of the securities the Portfolio has contracted to purchase.

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   The Portfolio will establish a segregated account with its custodian in which it will maintain cash, U.S. Government Securities or other liquid high- grade debt obligations equal in value at all times to its obligations in respect of dollar rolls, and, accordingly, the Portfolio will not treat such obligations as senior securities for purposes of the Investment Company Act of 1940. "Covered rolls" are not subject to these segregation requirements. Dollar Roll Transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to the Portfolio.

EQUITY AND DEBT SECURITIES ISSUED OR GUARANTEED BY
SUPRANATIONAL ORGANIZATIONS

   Portfolios authorized to invest in securities of foreign issuers may invest assets in equity and debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

EXCHANGE RATE RELATED SECURITIES

   Each of the Portfolios may invest in securities that are indexed to certain specific foreign currency exchange rates. The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. A Portfolio will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due. The staff of the SEC is currently considering whether a mutual fund's purchase of this type of security would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, pending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. Government Securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

   Investment in Exchange Rate-Related Securities entails certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange Rate-Related Security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

GEOGRAPHICAL AND INDUSTRY CONCENTRATION

   Where a Portfolio invests at least 25% of its assets in Bank Obligations, the Portfolio's investments may be subject to greater risk than a Portfolio that does not concentrate in the banking industry. In particular, Bank Obligations may be subject to the risks associated with interest rate volatility, changes in federal and state laws and regulations governing banking and the inability of borrowers to pay principal and interest when due. In addition, foreign banks present the risks of investing in foreign securities generally and are not subject to reserve requirements and other regulations comparable to those of U.S. Banks.

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ILLIQUID SECURITIES

   Illiquid securities are securities that are not readily marketable, including, where applicable: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options, as described in this Statement of Additional Information; (5) certain variable rate demand notes having a demand period of more than seven days; and (6) securities the disposition of which is restricted under Federal securities laws (excluding Rule 144A Securities, described below).

RESTRICTED SECURITIES

   The Portfolio may also purchase securities that are not registered under the Securities Act of 1933 ("1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). The Trust's Board of Trustees confirms based upon information and recommendations provided by the Portfolio Manager that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. The Board of Trustees has adopted guidelines and has delegated to the Portfolio Manager the daily function of determining and monitoring the liquidity of Rule 144A securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. This investment practice could have the effect of decreasing the level of liquidity in the Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the investment Portfolio. Subject to limitation on investments in illiquid investments and subject to the diversification requirements of the Internal Revenue Code of 1986, as amended (the "Code"), the Portfolio may also invest in restricted securities that may not be sold under Rule 144A, which presents certain risks. As a result, the Portfolio might not be able to sell these securities when the Portfolio Manager wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

LEASE OBLIGATION BONDS

   Lease Obligation Bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bond holders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to a Portfolio's limit on illiquid securities.

BORROWING

   Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Portfolio's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Portfolio's shares. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

   Reverse repurchase agreements, short sales of securities, and short sales of securities against the box will be included as borrowing subject to the borrowing limitations described above, except those Portfolios that are permitted to engage in short sales of securities with respect to an additional

                                27

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15% of the Portfolio's net assets in excess of the limits otherwise applicable to borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to a Portfolio's borrowing limitations to the extent that a Portfolio establishes and maintains liquid assets in a segregated account with the Trust's custodian equal to the Portfolio's obligations under the when-issued or delayed delivery arrangement.

REAL ESTATE SECURITIES

   Real estate securities include real estate investment trusts ("REITs") and other companies in the real estate industry or companies with substantial real estate investments. A Portfolio investing in such real estate securities may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies which own, construct, manage, or sell residential, commercial, or industrial real estate. These risks include: declines in the value of real estate, adverse changes in the climate for real estate, risks related to general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, and increases in interest rates. The value of securities of companies which service the real estate industry may also be affected by such risks.

   In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Internal Revenue Code of 1986 and to maintain an exemption under the 1940. Act Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

SWAPS

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

   The use of swaps is a highly specialized activity which involved investment techniques and risks different from those associated with ordinary portfolio transactions. Whether the Portfolio's use of swap agreements will be successful in furthering its investment objective will depend on the Portfolio Manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swaps are generally considered illiquid and will be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

   The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

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ZERO-COUPON BONDS

   Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

   The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other Portfolio securities to satisfy the Portfolio's distribution obligations.

SMALL COMPANIES

   Each of the Portfolios may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

   Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Portfolio to dispose of such securities may be greatly limited, and a Portfolio may have to continue to hold such securities during periods when the Manager or a Portfolio Manager would other wise have sold the security. It is possible that the Manager or a Sub-Adviser or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a Portfolio which it manages.

STRATEGIC TRANSACTIONS

   Subject to the investment limitations and restrictions for each of the Portfolios as stated elsewhere in this Statement of Additional Information certain of the Portfolios may, but are not required to, utilize various investment strategies as described herein to hedge various market risks, to manage the effective maturity or duration of fixed income securities, or to seek potentially higher returns. Utilizing these investment strategies, the Portfolio may purchase and sell, to the extent not otherwise limited or restricted for such Portfolios, exchange-listed and over-the-counter put and call options on securities, equity and fixed income indexes and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest Rate Transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency

                                29

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

forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

   Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolios resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio's unrealized gains in the value of its Portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although no more than 5% of the Portfolio's assets will be used as the initial margin or purchase price of options for Strategic Transactions entered into for purposes other than "bona fide hedging" positions as defined in the regulations adopted by the Commodity Futures Trading Commission. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Portfolio to utilize these Strategic Transactions successfully will depend on the Adviser's or Portfolio Manager's ability to predict, which cannot be assured, pertinent market movements. The Portfolio will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or Portfolio management purposes.

LENDING OF PORTFOLIO SECURITIES

   For the purpose of realizing additional income, the relevant
Portfolios may make secured loans of portfolio securities. Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Portfolio's investment program. While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Portfolio has a right to call each loan and obtain the securities on five business day's notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgement of the Portfolio Manager, the consideration to be earned from such loans would justify the risk.

SPECIAL SITUATIONS

   A special situation arises when, in the opinion of the Portfolio Manager, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, reizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Investments in unseasoned companies and special situations often involve much greater risk than in inherent in ordinary investment securities.

                                30

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WARRANTS

   Each Portfolio may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the losses of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company and a Portfolio's intent to continue to qualify as such. The result of a hedging program cannot be foreseen and may cause a Portfolio to suffer losses which it would not otherwise sustain.

   Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.


                  INVESTMENT OBJECTIVES AND ADDITIONAL
               INVESTMENT STRATEGIES AND ASSOCIATED RISKS

INVESTORS PORTFOLIO

Investment Objective:    Seek long-term growth of capital.
                         Current income is a secondary objective.

   The Investors Portfolio from time to time may invest up to 5% of its net assets in non-convertible debt securities rated below investment grade by S&P and Moody's (with no minimum rating required), or comparable unrated securities. There is no limit on the amount of Investors Portfolio's assets that can be invested in convertible securities rated below investment grade. For additional information on these high yield debt securities, which involve a high degree of risk, see "Description of Securities and Investment Techniques -- High Yield Bonds" in this Statement of Additional Information.

   The Investors Portfolio maintains a carefully selected portfolio of securities diversified among industries and companies. The Portfolio may invest up to 25% of its net assets in any one industry. The Portfolio generally purchases marketable securities, primarily those traded on the New York Stock Exchange ("NYSE") or other national securities exchanges, but also purchases securities traded in the over-the-counter market. The Portfolio will not invest more than 10% of the value of its total assets in illiquid securities, such as "restricted securities" which are illiquid, and securities that are not readily marketable. As more fully described below, the Portfolio may purchase certain Rule 144A securities for which there is a secondary market of qualified institutional buyers as contemplated by Rule 144A under the 1933 Act. The Portfolio's holdings of Rule 144A securities which are liquid securities will not be subject to the 10% limitation on investments in illiquid securities. For further discussion of illiquid securities and their associated risks, see "Description of Securities and Investment Techniques--Illiquid Securities."

   From time to time, the Investors Portfolio may lend portfolio securities to brokers or dealers or other financial institutions. Such loans will not exceed 33 1/3% of the Portfolio's total assets, taken at value. For a discussion of the risks associated with lending portfolio securities, see "Description of Securities and Investment Techniques-- Lending Portfolio Securities."

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   As indicated under "Investment Restrictions" the Investors Portfolio may invest in repurchase agreements in an amount up to an aggregate of 25% of its total assets. For a description of repurchase agreements and their associated risks, see "Description of Securities and Investment Techniques--Repurchase Agreements." In addition, in order to meet redemption requests or as a temporary measure, the Portfolio may borrow up to an aggregate of 5% of its total assets taken at cost or value, whichever is less. The Portfolio shall borrow only from banks.

   As a hedge against either a decline in the value of securities included in the Investors Portfolio's investments or against an increase in the price of securities which it plans to purchase or in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain, the Investors Portfolio may use all of the various investment strategies referred to under "Description of Securities and Investment Techniques--Derivatives." The Portfolio's ability to pursue certain of these strategies may be limited by applicable regulations of the SEC, the CFTC and the federal income tax requirements applicable to regulated investment companies.

   The foregoing investment policies, other than the Investors Portfolio's investment objectives and the Portfolio's policies with respect to repurchase agreements, borrowing of money and lending of portfolio securities, are not fundamental policies and may be changed by vote of the Board of Trustees without the approval of shareholders.

LARGE CAP VALUE PORTFOLIO

Investment Objective: Seek long-term growth of capital and income.

   The Large Cap Value Portfolio may lend its securities so long as such loans do not represent more than 33 1/3% of the Portfolio's total assets. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. For additional information on the risks of lending the Portfolio's securities, see "Description of Securities and Investment Techniques--Lending Portfolio Securities" in this Statement of Additional Information.

   In order to help ensure the availability of suitable securities, The Portfolio may purchase debt securities on a "when-issued" or on a "forward delivery" basis. For a discussion of the risks associated with "when issued" and "Forward delivery" securities, see "Description of Securities and Investment Techniques--When Issued or Delayed Securities" in this Statement of Additional Information.

   The Portfolio may also enter into repurchase agreements. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. In addition, the Portfolio may also enter into "reverse" repurchase agreements. Here too, the portfolio will maintain in a segregated custodial account cash, Treasury bills or other U.S. Government Securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. For a discussion of the risks associated with repurchase arrangements and reverse repurchase agreements, see "Description of Securities and Investment Techniques-- Repurchase Agreements" and "Description of Securities and Investment Techniques--Reverse Repurchase Agreements" in this Statement of Additional Information.

   The Portfolio may enter into mortgage dollar rolls. At the time the Portfolio enters into a mortgage dollar roll, it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government Securities or other liquid assets equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

   Subject to certain restrictions, the Portfolio may purchase warrants, including warrants traded independently of the underlying securities. For a discussion of the risks associated with warrants,

                                32

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

see "Description of Securities and Investment Techniques--Warrants" in this Statement of Additional Information.

   The Portfolio is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Also, the Portfolio may be authorized to use a variety of investment strategies for hedging purposes only, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the portfolio. Hedging refers to protecting against possible changes in the market value of securities a portfolio already owns or plans to buy or protecting unrealized gains in the portfolio. Hedging and other strategic transactions which may be used are described below:

    (a) exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed-income indices and other financial instruments,

    (b)     financial futures contracts (including stock index futures),

    (c)     interest rate transactions, and

    (d)     currency transactions.

   These transactions are referred to in this Statement of Additional Information under each transaction's respective title under "Description of Securities and Investment Techniques".

   The Portfolio may invest in investment grade fixed income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities).

   The Portfolio will not maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options, plus or minus the unrealized gain or loss on those open positions. The gain or loss on these open positions will be adjusted for the historical volatility relationship between that portion of the portfolio and the contracts (e.g., the Beta volatility factor).

   For purposes of this limitation, to the extent the Portfolio has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the portfolio will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.

   To meet redemption requests or pending investment of its assets or during unusual market conditions, the Portfolio may invest all or a portion of its assets in preferred stocks, bonds, cash and cash equivalents. The Portfolio Manager's judgment regarding the current investment outlook will determine the relative amounts to be invested in these different asset classes.

   The Portfolio is currently authorized to use hedging, futures, options on futures, currency transactions, swaps, floors and collars referred to in this Statement of Additional Information under "Description of Securities and Investment Techniques". However, it is not presently contemplated that any of these strategies will be used to a significant degree by the portfolio.

ALL CAP PORTFOLIO

Investment Objective:     Appreciation through investment in
                         securities which the Portfolio Manager believes have above-average appreciation potential.

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   In seeking  appreciation, the All Cap Portfolio may purchase securities of seasoned issuers, relatively smaller and newer companies as well as in new issuers, and may be subject to wide fluctuations in market value. Portfolio securities may have limited marketability or may be widely and publicly traded. The Portfolio will not concentrate its investment in any particular industry.

   To meet operating expenses, to serve as collateral in connection with certain investment techniques and to meet anticipated redemption requests, the Portfolio generally holds a portion of its assets in short-term fixed income securities (government obligations or investment grade debt securities) or cash or cash equivalents. As described below, short-term investments may include repurchase agreements with banks or broker-dealers. When management deems it appropriate, for temporary defensive purposes, the Portfolio may invest without limitation in investment grade fixed-income securities or hold assets in cash or cash equivalents. Investment grade debt securities are debt securities rated BBB or better by S&P or Baa or better by Moody's, or if rated by other rating agencies or if unrated, securities deemed by the Portfolio Manager to be of comparable quality. See "Appendix 1:
Description of Bond Ratings. "Investments in such investment grade fixed-income securities may also be made for the purpose of appreciation, as in the case of purchases of bonds traded at a substantial discount or when the Portfolio Manager believes interest rates may decline.

   There is no limit on the amount of the Portfolio's assets that can be invested in securities rated below investment grade. For additional information on these high-yield debt securities, which may involve a high degree of risk, see "Description of Securities and Investment Techniques-- High Yield Bonds" in this Statement of Additional Information.

   The All Cap Portfolio may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public. The Portfolio will not invest more than 10% of the value of its total assets in illiquid securities, such as "restricted securities" which are illiquid, and securities that are not readily marketable. For further discussion of illiquid securities and their associated risks, see "Description of Securities and Investment Techniques--Illiquid Securities." The Portfolio may purchase Rule 144A securities. The Portfolio's holding of Rule 144A securities which are liquid securities will not be subject to the 10% limitation on investments in illiquid securities.

   As indicated in "Investment Restrictions," in this Statement of Additional Information, the Portfolio may from time to time lend portfolio securities to selected members of the NYSE. Such loans will not exceed 10% of the Portfolio's total assets taken at value. For a discussion of the risks associated with lending portfolio securities, see "Description of Securities and Investment Techniques--Lending Portfolio Securities."

   As indicated under the title "Investment Restrictions," the Portfolio may invest in repurchase agreements in an amount up to 25% of its total assets. The Portfolio enters into repurchase agreements with respect to securities in which it may otherwise invest. For a description of repurchase agreements and their associated risks, see "Description of Securities and Investment Techniques--Repurchase Agreements." In addition, in order to meet redemptions or to take advantage of promising investment opportunities without disturbing an established portfolio, the Portfolio may borrow up to an aggregate of 15% of the value of its total assets taken at the time of borrowing. In addition, the Portfolio may borrow for temporary or emergency purposes an aggregate amount which may not exceed 5% of the value of its total assets at the time of borrowing. The Portfolio shall borrow only from banks. Borrowings may be unsecured, or may be secured by not more than 15% of the value of the Portfolio's total assets. As a matter of operating policy, however, the Portfolio will not secure borrowings by more than 10% of the value of the Portfolio's total assets. For a discussion of the risks associated with borrowings, see "Description of Securities and Investment Techniques-- Borrowing."
                                34

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   As a hedge against either a decline in the value of the securities included in the Portfolio's investments, or against an increase in the price of the securities which it plans to purchase, or in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain, the Portfolio may use all of the investment strategies referred to under "Description of Securities and Investment Techniques--Derivatives." The Portfolio's ability to pursue certain of these strategies may be limited by applicable regulations of the SEC, the CFTC and the federal income tax requirements applicable to regulated investment companies.

   The foregoing investment policies (other than the policy of the Portfolio with respect to the borrowing of money and the lending of portfolio securities) are not fundamental policies and may be changed by vote of the Board of Trustees without the approval of shareholders.

   The Portfolio may sell portfolio securities in anticipation of an adverse market movement. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if the Portfolio Manager considers it advantageous to purchase or sell securities. The Portfolio does not anticipate that its annual portfolio turnover rate will exceed 160%. A high rate of portfolio turnover involves correspondingly greater transaction expenses than a lower rate, which expenses must be borne by the Portfolio and to shareholders.

                         INVESTMENT RESTRICTIONS

   Each Portfolio's investment objective should be read, together with the investment restrictions set forth below. The restrictions list both fundamental and non-fundamental policies. Fundamental policies and restrictions of each Portfolio may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting shares of that Portfolio. The vote of a majority of the outstanding voting securities of a Portfolio means the vote, at an annual or special meeting, of the lesser of (a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Portfolio are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of such Portfolio. Non-fundamental policies and restrictions may be changed by a vote of the Board of Trustees and without shareholder approval, consistent with the Investment Company Act of 1940 and changes in relevant SEC interpretations.

INVESTORS PORTFOLIO

The Investors Portfolio may not:

    (1) purchase any securities of another issuer (other than the United States of America) if upon said purchase more than 5% of its net assets would consist of securities of such issuer, or purchase more than 15% of any class of securities of such issuer;

    (2) borrow money, except (i) in order to meet redemption requests or (ii) as a temporary measure for extraordinary or emergency purposes and, in the case of both (i) and (ii), only from banks and only in an aggregate amount not to exceed 5% of its total assets taken at cost or value, whichever is less, or mortgage or pledge any of its assets and except that for purposes of this restriction, collateral arrangements with respect to the writing of options on stocks and stock indices, the purchase and sale of futures contracts and options on futures contracts, and forward currency contracts are not deemed a pledge of assets or a borrowing of money;

    (3) lend its funds or other assets to any other person other than through the purchase of liquid debt securities pursuant to the Portfolio's investment policies, except that (a) the Portfolio may lend its portfolio securities in an amount up to 33 1/3% of its total assets, provided that the borrower may not be affiliated, directly or indirectly, with the Portfolio and (b) the Portfolio may enter into repurchase agreements in an amount up to an aggregate of 25% of its total assets;

    (4) invest in the securities of issuers which have been in operation for less than three years if such purchase at the time thereof would cause more than 5% of the net assets of the Portfolio to be so invested;

    (5) purchase any securities on margin (except that the Portfolio may make deposits in connection with transactions in options on securities), make any so-called "short" sales of securities or participate in any joint or joint and several trading accounts;

    (6)     act as underwriter of securities of other issuers;

    (7) purchase the securities of another investment company or investment trust except in the open market where no profit to a sponsor or dealer, other than the customary broker's commission, results from such purchase (but the aggregate of such investments shall not be in excess of 10% of the net assets of the Portfolio), or except when such purchase is part of a plan of merger or consolidation;

    (8) buy securities from, or sell securities to, any of its officers, directors, employees, investment manager or distributor, as principals;

    (9) purchase or retain any securities of an issuer if one or more persons affiliated with the Portfolio owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer and such affiliated persons so owning 1/2 of 1% together own beneficially more than 5% of such securities;

    (10) purchase real estate (not including investments in securities issued by real estate investment trusts) or commodities or commodity contracts, provided that the Portfolio may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency transactions and buy, sell and write options on currencies;

    (11) issue senior securities except as may be permitted by the 1940 Act.

    (12) invest in warrants (other than warrants acquired by the Investors Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Investors Portfolio's net assets or if, as a result, more than 2% of the Investors Portfolio's net assets would be invested in warrants that are not listed on AMEX or NYSE;

    (13) invest in oil, gas and other mineral leases, provided, however, that this shall not prohibit the Investors Portfolio from purchasing publicly traded securities of companies engaging in whole or in part in such activities; or

    (14) purchase or sell real property (including limited partnership interests) except to the extent described in investment restriction number 10 above.

    Investment restrictions (1) through (11) described above are fundamental policies of the Investors Porftolio. Restrictions (12) through (14) are non-fundamental policies of the Investors Portfolio.

LARGE CAP VALUE PORTFOLIO

The Large Cap Value Portfolio may not:

    (1)     issue senior securities, except to the extent that the
            borrowing of money in accordance with restrictions (3) may constitute the issuance of a senior security. (For purposes of this
                                36
            restriction, purchasing securities on a when-issued or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.)

    (2) invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, excluding U. S. Government securities and obligations of domestic branches of U.S. banks and savings and loan associations.

    (3) For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry. Such companies will be grouped instead according to their services; for example, gas, electric and telephone utilities will each be considered a separate industry. Also for purposes of this restriction, foreign government issuers and supranational issuers are not considered members of any industry.

    (4) purchase the securities of any issuer if the purchase would cause more than 5% of the value of the portfolio's total assets to be invested in the securities of any one issuer (excluding U. S. Government securities) or cause more than 10% of the voting securities of the issuer to be held by the portfolio, except that up to 25% of the value of each portfolio's total assets may be invested without regard to these restrictions.

    (5) borrow money, except that the portfolio may borrow (i) for temporary or emergency purposes (not for leveraging) up to 33 1/3% of the value of the portfolio's total assets (including amounts borrowed) less liabilities (other than borrowings) and (ii) in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions.

    (6) underwrite securities of other issuers except insofar as the Portfolio may be considered an underwriter under the 1933 Act in selling portfolio securities.

    (7) purchase or sell real estate, except that the Portfolio may invest in securities issued by companies which invest in real estate or interests therein and may invest in mortgages and mortgage-backed securities.

    (8) purchase or sell commodities or commodity contracts, except that the Portfolio may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and may purchase and sell futures contracts on foreign currencies and options on such futures contracts.

    (9) lend money to other persons, except by the purchase of obligations in which the Portfolio is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money.

    (10) lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities.

    (11) knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable;

    (12) sell securities short or purchase securities on margin, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin.

    (13) write or purchase options on securities, financial indices or currencies, except to the extent the Portfolio is specifically authorized to engage in hedging and other strategic transactions.

    (14) purchase securities for the purpose of exercising control or management.

    (15) purchase securities of other investment companies if the purchase would cause more than 10% of the value of the portfolio's total assets to be invested in investment company securities, provided that (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the portfolio or more than 5% of the value of the Portfolio's total assets would be invested in such company and
            (ii) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation or reorganization;

            For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by "Exemptive Issuers." Exemptive Issuers are defined as unmanaged, fixed-asset issuers that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities as defined in Section 2(a) (32) of the 1940 Act, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies.

    (16) pledge, hypothecate, mortgage or transfer (except as provided in restriction (4)) as security for indebtedness any securities held by the Portfolio, except in an amount of not more than 33 1/3% of the value of the Portfolio's total assets and then only to secure borrowings permitted by restrictions (3) and (10). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.

            If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a portfolio's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction.

            Restrictions (1) through restriction (8) are fundamental. Restrictions (9) through (15) are nonfundamental

ALL CAP PORTFOLIO

The ALL CAP Portfolio may not:

    (1) hold more than 25% of the value of its total assets in the securities of any single company or in the securities of companies in any one industry. As to 50% of the value of its total assets, the Portfolio's investment in any one security, other than United States Government obligations, will not exceed 5% of the value of its total assets and as to this 50%, the Portfolio will not invest in more than 15% of the outstanding voting securities of any one issuer;

    (2) borrow money or pledge or mortgage its assets, except as described under "Description of Securities and Investment Techniques" and except that for purposes of this restriction, collateral arrangements with respect to the writing of options on stocks and stock indices, the purchase and sale of futures contracts and options on futures contracts, and forward currency contracts are not deemed a pledge of assets or a borrowing of money;

    (3) underwrite securities, except in instances where the Portfolio has acquired portfolio securities which it may not be free to sell publicly without registration under the 1933 Act

            ("restricted securities"); in such registrations, the Portfolio may technically be deemed an "underwriter" for purposes of the 1933 Act. No more than 10% of the value of Portfolio's total assets may be invested in illiquid securities;

    (4) make loans other than through (a) the lending of its portfolio securities in accordance with the procedures described under "Description of Securities and Investment Techniques-- Lending of Portfolio Securities" in this Statement of Additional Information, or (b) entering into repurchase agreements in an amount up to an aggregate of 25% of its total assets, but this restriction shall not prevent the Portfolio from buying a portion of an issue of bonds, debentures or other obligations which are liquid, or from investing up to an aggregate of 10% (including investments in other types of illiquid securities) of the value of its total assets in portions of issues of bonds, debentures or other obligations of a type privately placed with financial institutions and which are illiquid;

    (5) invest more than 10% of the value of the Portfolio's total assets in securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years, and equity securities which are not readily marketable;

    (6) invest in companies for the purpose of exercising control or management. (The Portfolio may on occasion be considered part of a control group of a portfolio company by reason of the size or manner of its investment, in which event the securities of such portfolio company held by the Portfolio may not be publicly saleable unless registered under the Securities Act of 1933 or pursuant to an available exemption thereunder.);

    (7) purchase securities on margin (except for such short-term credits as are necessary for the clearance of transactions and except that the Portfolio may make deposits in connection with transactions in options on securities) or make short sales of securities (except for sales "against the box", i.e., when a security identical to one owned by the Portfolio, or which the Portfolio has the right to acquire without payment of additional consideration, is borrowed and sold short);

    (8) purchase or sell real estate, interests in real estate, interests in real estate investment trusts, or commodities or commodity contracts; however, the Portfolio (a) may purchase interests in real estate investment trusts or companies which invest in or own real estate if the securities of such trusts or companies are registered under the Securities Act of 1933 and are readily marketable and (b) may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency contracts and buy, sell and write options on currencies;

    (9) purchase more than 3% of the stock of another investment company, or purchase stock of other investment companies equal to more than 5% of the Portfolio's net assets in the case of any one other investment company and 10% of such net assets in the case of all other investment companies in the aggregate. Any such purchase will be made only in the open market where no profit to a sponsor or dealer results from the purchase, except for the customary broker's commission. This restriction shall not apply to investment company securities received or acquired by the Portfolio pursuant to a merger or plan of reorganization. (The return on such investments will be reduced by the operating expenses, including investment advisory and administrative fees of such investment Portfolios and will be further reduced by the Portfolio's expenses, including management fees; that is, there will be a layering of certain fees and expenses.);

    (10) purchase or hold securities of an issuer if one or more persons affiliated with the Portfolio or with Smith Barney Asset Management owns beneficially more than 1/2 of 1% of the securities of that issuer and such persons owning more than 1/2 of 1% of such securities together own beneficially more than 5% of the securities of such issuer;

    (11) buy portfolio securities from, or sell portfolio securities to, any of the Portfolio's officers, directors or employees of its investment manager or distributor, or any of their officers or directors, as principals;

    (12) purchase or sell warrants; however, the Portfolio may invest in debt or other securities which have warrants attached (not to exceed 10% of the value of the Portfolio's total assets). Covered options with respect to no more than 10% in value of the Portfolio's total assets will be outstanding at any one time;

    (13) invest in interest in oil, gas or other mineral exploration or development programs, or

    (14) issue senior securities except as may be permitted by the 1940 Act.

MANAGEMENT OF THE TRUST

   The business and affairs of the Trust are managed under the direction of the Board of Trustees according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Agreement and Declaration of Trust. The Trustees are Barnett Chernow, J. Michael Earley, R. Barbara Gitenstein, Robert A. Grayson, Elizabeth J. Newell, Stanley B. Seidler, and Roger B. Vincent. The Executive Officers of the Trust are Barnett Chernow, Myles R. Tashman and
Mary Bea Wilkinson.

   Trustees and Executive Officers of the Trust, their business addresses, and principal occupations during the past five years are:

NAME AND ADDRESS      POSITION WITH   BUSINESS AFFILIATIONS,
                      THE TRUST       PRINCIPAL OCCUPATIONS
                                      AND AGES

Barnett Chernow*      Trustee,        President and Chairman of
Golden American Life  and Chairman    the GCG Trust since December,
Insurance Company;    for the GCG     1999; President and Director,
1475 Dunwoody Drive,  Trust           Golden American Life Insurance
West Chester, PA                      Company; Executive Vice President,
19380                                 Directed Services, Inc.; Executive
                                      Vice President and then President,
                                      First Golden American Life
                                      Insurance Company of New York;
                                      formerly, Senior Vice President
                                      and Chief Financial Officer,
                                      Reliance Insurance Company,
                                      August 1977 to April 1998.
                                      Age 49.

J. Michael Earley     Trustee         President, and Chief Executive
665 Locust Street                     Officer, Bankers Trust Company,
Des Moines, IA 50309                  Des Moines, Iowa since July
                                      1992; President and Chief
                                      Executive Officer, Mid-
                                      America Savings Bank,
                                      Waterloo, Iowa from April,
                                      1987 to June, 1992.  Age
                                      54.

R. Barbara Gitenstein  Trustee        President, The College of
Office of the                         New Jersey since January
President                             1999; Trustee Provost,
The College of New                    Drake University from July
 Jersey                               1992 to December 1998;
200 Pennington Road                   Assistant Provost, State
Ewing, NJ                             University of New York
08628-0718                            from August, 1991 to July,
                                      1992; Associate  Provost,
                                      State University of New
                                      York-Oswego from
                                      January, 1989 to August,
                                      1991.  Age 51.

Robert A. Grayson     Trustee         Co-founder, Grayson
Grayson Associates                    Associates, Inc.; Adjunct
108 Loma Media Road                   Professor of Marketing,
Santa Barbara, CA                     New York University School
93103                                 of Business Administration;
                                      former Director, The Golden
                                      Financial Group, Inc.;
                                      former Senior Vice
                                      President, David & Charles
                                      Advertising.  Age 72.

Myles R. Tashman      Secretary       Executive Vice President,
Golden American Life                  Secretary and General
Insurance Company                     Counsel, Golden American
1475 Dunwoody Drive,                  Life Insurance Company;
West Chester, PA                      Director, Executive Vice
19380                                 President, Secretary and
                                      General Counsel, Directed
                                      Services, Inc.; Director,
                                      Executive Vice President,
                                      Secretary and General
                                      Counsel, First Golden
                                      American Life Insurance
                                      Company of New York;
                                      formerly, Senior Vice
                                      President and General
                                      Counsel, United Pacific
                                      Life Insurance Company
                                      (1986-1993).  Age 57.

Stanley B. Seidler    Trustee         President, Iowa
P.O. Box 1297                         Periodicals, Inc. since
3301 McKinley Avenue                  1990 and President, Excell
Des Moines, IA 50321                  Marketing L.C. since 1994.
                                      Age 71.

Mary Bea Wilkinson    Treasurer       Senior Vice President &
Golden American                       Treasurer, First Golden
Insurance Company                     American Life Insurance
1475 Dunwoody Drive,                  Company of New York;
West Chester, PA                      Senior Vice President and
19380                                 Treasurer, Golden American
                                      Life Insurance Co.; and
                                      President and Treasurer,
                                      Directed Services, Inc.
                                      October 1993 to December
                                      1996; Assistant Vice
                                      President, CIGNA Insurance
                                      Companies, August 1993 to
                                      October 1993; various
                                      positions with United
                                      Pacific Life Insurance
                                      Company, January 1987 to
                                      July 1993, and was Vice
                                      President and Controller
                                      upon leaving.  Age 43.

Roger B. Vincent      Trustee         President, Springwell
Springwell                            Corporation; Director
Corporation                           Petralone, Inc.; formerly,
230 Park Avenue                       Managing Director Bankers
New York, NY 10169                    Trust Company.  Age 54.

Elizabeth J. Newell   Trustee         President and Chief
KRAGIE/NEWELL, Inc.                   Executive Officer of
2633 Fleur Drive                      KRAGIE/NEWELL, Inc.
Des Moines, IA 50321                  Age 52.

*  Interested Trustee

   As of September 30, 1999, none of the Trustees directly owns shares of the Portfolios. In addition, as of September 30, 1999, the Trustees and Officers as a group owned Variable Contracts that entitled them to give voting instructions with respect to less than one percent of the outstanding shares of each Portfolio in the aggregate.

   Each Trustee of the Trust who is not an interested person of the Trust or Manager or Portfolio Manager receives a fee of $6,000 for each Trustees' meeting attended and any expenses incurred in attending such meetings or carrying out their responsibilities as Trustees of the Trust. With respect to the period ended December 31, 1998, the Trust paid Trustees' Fees aggregating $151,000. The following table shows 1998 compensation by Trustee.


                           COMPENSATION TABLE

(1)                      (2)                 (3)                      (4)             (5)
                                             PENSION OR               TOTAL
                         AGGREGATE           RETIREMENT               ESTIMATED       COMPENSATION
                         COMPENSATION        BENEFITS ACCRUED         ANNUAL          FROM REGISTRANT
NAME OF PERSON,          FROM                AS PART OF FUND          BENEFITS UPON   AND FUND COMPLEX
POSITION                 REGISTRANT          EXPENSES                 RETIREMENT      PAID TO TRUSTEES

J. Michael Earley,       $24,000             N/A                      N/A             $24,000
   Trustee

R. Barbara Gitenstein,   $24,750             N/A                      N/A             $24,750
   Trustee

Robert A. Grayson        $24,000             N/A                      N/A             $24,000
   Trustee

Stanley B. Seidler,      $24,750             N/A                      N/A             $24,750
   Trustee

Elizabeth J. Newell      $24,000             N/A                      N/A             $24,000
   Trustee

Roger B. Vincent         $24,000             N/A                      N/A             $24,000
   Trustee



THE MANAGEMENT AGREEMENT

   Directed Services, Inc. ("DSI" or the "Manager") serves as Manager to the Portfolios pursuant to a Management Agreement (the "Management Agreement") between the Manager and the Trust. DSI's address is 1475 Dunwoody Drive, West Chester, PA 19380-1478. DSI is a New York corporation that is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of

Iowa"), which, in turn, is a subsidiary of ING Groep, N.V. ("ING"). DSI is registered with the Securities and Exchange Commission as an investment adviser and a broker-dealer.

   The Trust currently offers the shares of its operating Portfolios to, among others, separate accounts of Golden American Life Insurance Company ("Golden American") to serve as the investment medium for Variable Contracts issued by Golden American. DSI is the principal underwriter and distributor of the Variable Contracts issued by Golden American. Golden American is a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American is an indirect wholly owned subsidiary of Equitable of Iowa.

   Pursuant to the Management Agreement, the Manager, subject to the direction of the Board of Trustees, is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and its Portfolios other than the investment advisory services performed by the Portfolio Managers. These services include, but are not limited to, (i) coordinating for all Portfolios, at the Manager's expense, all matters relating to the operation of the Portfolios, including any necessary coordination among the Portfolio Managers, Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolio's portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolio, at the Manager's expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by the Manager of such books and records of the Trust and the Portfolios as may be required by applicable federal or state law;
(iv) preparing or supervising the preparation by third parties selected by the Manager of all federal, state, and local tax returns and reports of the Trust relating to the Portfolios required by applicable law; (v) preparing and filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolios as required by applicable law in connection with the Portfolios; (vi) preparing and arranging for the filing of such registration statements and other documents with the Securities and Exchange Commission and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolio;
(vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at the Manager's expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolios contemplated in he Management Agreement. Other responsibilities of the Manager are described in the Prospectus.

   The Manager shall make its officers and employees available to the Board of Trustees and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolio.

   Pursuant to the Management Agreement, the Manager is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios in the event that at any time no Portfolio Manager is engaged to manage the assets of such Portfolio.

   The Management Agreement continue in effect until October 24, 1999, and from year to year thereafter, provided such continuance after August 13, 1998 is approved annually by (i) the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees, and (ii) a majority of the Trustees who are not parties to such Management Agreement or "interested persons" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of any such party. The Management Agreement, dated October 24, 1997, was approved by shareholders at a meeting held on October 9, 1997 with respect to the portfolios in operation on that date, and was last approved by the Board of Trustees, including the Trustees who are not parties to the Management Agreement or interested persons of such parties, at a meeting held on November 17, 1998. The Management Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Portfolio or by the Manager, on 60 days' written notice by either party to the Management Agreement, and will terminate automatically if assigned as that term is described in the 1940 Act.

   Prior to October 24, 1997, DSI served as the manager to the Trust pursuant to a Management Agreement dated August 13, 1996, and prior to August 13, 1996, DSI served as manager to the Trust pursuant to a Management Agreement dated October 1, 1993.

   The Trust pays the Manager a monthly fee at the following annual rates, based on average daily net assets of the Portfolios:

            Investors Series and    1.00% of first $500 million;
            All Cap Series           .95% of next $250 million;
            Combined:                .90% of next $500 million;
                                     .85% thereafter.

            Large Cap Value         1.00% of first $500 million;
            Series:                  .95% of next $250 million;
                                     .90% of next $500 million;
                                     .85% thereafter.


PORTFOLIO MANAGERS

   The Trust, DSI, and Solomon Brothers Asset Management entered into a Portfolio Management Agreement dated and effective as of February 1, 2000, with regard to the Investors and All-Cap Portfolios. The Portfolio Management Agreement was approved by the Trustees of the Trust at a meeting held on June 15, 1999 and by the Portfolios' sole shareholder, Golden American Life Insurance Company on the same date.

   The Trust, DSI and Capital Guardian Trust Company entered into a Portfolio Management Agreement dated and effective as of February 1, 2000, with regard to the Large Cap Value Portfolios. The Portfolio Management Agreement was approved by the Trustees of the Trust at a meeting held on June 15, 1999 and by the Portfolios' sole shareholder, Golden American Life Insurance Company on the same date.

   Pursuant to the separate Portfolio Management Agreements, the Manager (and not the Trust) pays the Portfolio Manager for its services a monthly fee at annual rates which are expressed as percentages of the average daily net assets of each Portfolio.

   The Manager pays the following with respect to the Investors
Portfolio:

       Investors Series:        .45% of first $100 million;
                                .40% of next $100 million;
                                .35% of next $200 million;
                                .30% of next $350 million
                                .25% thereafter.


   The Manager pays the following with respect to the All Cap Portfolio:

       All Cap Series:          .50% of first $100 million
                                .45% of next $100 million
                                .40% of next $200 million
                                .35% thereafter.

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   The Manager pays the following with respect to the Large Cap Value
Portfolio:

       Large Cap Value Series:  .65% of first 150 million;
                                .50% of next 150 million;
                                .40% of next 200 million;
                                .35% over 500 million.

DISTRIBUTION OF TRUST SHARES

   DSI serves as the Portfolios' Distributor. DSI is not obligated to sell a specific amount of the Portfolios' shares. DSI bears all expenses of providing distribution services including the costs of sales presentations, mailings, advertising, and any other marketing efforts by DSI in connection with the distribution or sale of the shares.


                  PORTFOLIO TRANSACTIONS AND BROKERAGE

INVESTMENT DECISIONS

   Investment decisions for each Portfolio are made by its Portfolio Manager. The Portfolio Manager has investment advisory clients other than the Portfolio. A particular security may be bought or sold by a Portfolio Manager for clients even though it could have been bought or sold for other clients at the same time. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, allocated between such clients in a manner deemed fair and reasonable by the Portfolio Manager. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Portfolio Manager, and the results of such allocations, are subject to periodic review by the Trust's Manager and Board of Trustees. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

   The Portfolio Manager for a Portfolio may receive research services from many broker-dealers with which the Portfolio Manager places the Portfolio's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Portfolio Manager and its affiliates in advising its various clients (including the Portfolio), although not all of these services are necessarily useful and of value in managing a Portfolio.

BROKERAGE AND RESEARCH SERVICES

   The Portfolio Manager for a Portfolio places all orders for the purchase and sale of portfolio securities, options, and futures contracts for a Portfolio through a substantial number of brokers and dealers or futures commission merchants. In executing transactions, the Portfolio Manager will attempt to obtain the best execution for a Portfolio taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm's risk in positioning a block of securities. In transactions on stock exchanges in the United States, payments of brokerage commissions are negotiated. In effecting purchases and sales of portfolio securities in transactions on United States stock exchanges for the account of the Trust, the Portfolio Manager may pay higher commission rates than the lowest available when the Portfolio Manager believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction,

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

as described below. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Portfolio Manager may be unable to negotiate commission rates for these transactions. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price includes an undisclosed commission or markup. There is generally no stated commission in the case of fixed income securities, which are generally traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.

   It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Portfolio Manager for a Portfolio may receive research services from many broker-dealers with which the Portfolio Manager places the Portfolio's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Portfolio Manager and its affiliates in advising its various clients (including the Portfolio), although not all of these services are necessarily useful and of value in managing a Portfolio. The advisory fee paid by the Portfolio to the Portfolio Manager is not reduced because the Portfolio Manager and its affiliates receive such services.

   As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Portfolio Manager may cause a Portfolio to pay a broker-dealer, which provides "brokerage and research services" (as defined in the Act) to the Portfolio Manager, a disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

   A Portfolio Manager may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Portfolio Manager where, in the judgment of the Portfolio Manager, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.

   Pursuant to rules of the Securities and Exchange Commission, a broker-dealer that is an affiliate of the Manager or a Portfolio Manager or, if it is also a broker-dealer, the Portfolio Manager may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer or Portfolio Manager, and if there is in effect a written contract between the Portfolio Manager and the Trust expressly permitting the affiliated broker-dealer or Portfolio Manager to receive and retain such compensation. The Portfolio Management Agreements provide that each Portfolio Manager may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.

   Securities and Exchange Commission rules further require that commissions paid to such an affiliated broker-dealer or Portfolio Manager by a Portfolio on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board of Trustees has adopted procedures for evaluating the reasonableness of

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

commissions paid to broker-dealers that are affiliated with Portfolio
Managers or to Portfolio Managers that are broker-dealers and will review these procedures periodically. Solomon Smith Barney, Inc. and Robinson-Huphrey Company, LLC are registered broker-dealers and are affiliates of Solomon Brothers Asset Management, Portfolio Manager to the All Cap and Investors Portfolios. In addition, Barings Securities Corporation, Furman Selz Securities Corp. and ING Securities are also registered broker-dealers and each is an affiliate of Directed Services, Inc. the Manager to the CGC Trust. Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.

   The Manager, Directed Services, Inc., is an affiliate of the GCG
Trust.

                             NET ASSET VALUE

   As indicated under "Net Asset Value" in the Prospectus, a Portfolio's net asset value per share for the purpose of pricing purchase and redemption orders is determined at or about 4:00 P.M., New York City time, on each day the New York Stock Exchange is open for trading, exclusive of federal holidays.

                         PERFORMANCE INFORMATION

   The Trust may, from time to time, include the total return of all Portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for the Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for a separate account to which the Portfolio offer their shares.

   Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 +
T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

   Each Portfolio may be categorized as to its market capitalization make-up ("large cap," mid cap" or "small cap") with regard to the market ization of the issuers whose securities it holds. A Portfolio average or median market ization may also be cited. Certain other statistical measurements may be used to provide measures of a Portfolio's characteristics. Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta. Median and average P/E ratios are measures describing the relationship between the price of a Portfolio's various securities and their earnings per share. Duration is a weighted-average term-to-maturity of the bond's cash flows, the weights being present value of each cash flow as a percentage of the bond's full price.

   Beta is a historical measure of a portfolio's market risk; a Beta of
1.10 indicates that the portfolio's returns tended to be 10% higher (lower) than the market return during periods in which market returns were positive (negative).

   Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), the Dow Jones Industrial Average ("DJIA"), the Lehman Brothers Government Bond Index, the Donoghue Money Market Institutional Averages, the Lehman Brothers Government Corporate Index, the

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

Solomon High Yield Index, or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

   Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a Portfolio's investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

   In addition, reports and promotional literature may contain information concerning the Manager, the Portfolio Managers, or affiliates of the Trust, the Manager, or the Portfolio Managers, including (i) performance rankings of other mutual funds managed by a Portfolio Manager, or the individuals employed by a Portfolio Manager who exercise responsibility for the day-to-day management of a Portfolio, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by the Manager to the Trust, including information related to the selection and monitoring of the Portfolio Managers. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Portfolio is intended, based upon each Portfolio's investment objectives.

   In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by Golden American, although comparable performance information for the Separate Account will take such charges into account.
Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio's investment objective or objectives and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                  TAXES

   Shares of the Portfolios are offered only to the Separate Accounts that fund Variable Contracts. See the respective prospectuses for the Variable Contracts for a discussion of the special taxation of insurance companies with respect to the Separate Accounts and of the Variable Contracts and the holders thereof.

   Each Portfolio has qualified, and expects to continue to qualify, for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment

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

income, net short-term gain, and net gains from certain foreign currency transactions)("Distribution Requirement") and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer. If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net gains, then each Portfolio should have little or no income taxable to it under the Code.

   Each Portfolio must, and intends to also comply with, the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

   If a Portfolio fails to qualify as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

   Generally, a RIC must distribute substantially all of its ordinary income and gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply to certain Portfolios whose only shareholders are segregated asset accounts of life insurance companies
held in connection with Variable Contracts.   To avoid the excise tax,
each Portfolios that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

   The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

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   Foreign Investments -- Portfolios investing in foreign securities or currencies include may be required to pay withholding, income or other taxes to foreign governments or U.S. possession. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in foreign securities or currencies is reduced by these foreign taxes. Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on gains in respect of investments by foreign investors.

   The Portfolios listed above may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Portfolio investing in securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of a Portfolio making such investments. Owners of Variable Contracts investing in such Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Portfolio may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Portfolio. However, a Portfolio's intention to qualify annually as a regulated investment company may limit a Portfolio's elections with respect to PFIC securities and no assurance can be given that such elections can or will be made.

   The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Portfolio's activities, and this discussion and the discussion in the prospectuses and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

                            OTHER INFORMATION

CAPITALIZATION

   The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, an open-end management investment company and currently consists of twenty-four Portfolios. The three Portfolios that are discussed in this Statement of Additional Information and accompanying prospectus and the twenty-four Portfolios that are described in additional prospectuses and statements of additional information are operational. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Portfolios (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Portfolios will not alter the rights of the Trust's shareholders, the Separate Accounts. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights or subscription rights. In liquidation of a Portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that Portfolio.
The All-Cap Portfolio is non-diversified.  The Investors and
Large-Cap Value Portfolios are diversified.

   On January 31, 1992, the name of the Trust was changed to The GCG Trust. Prior to that change, the name of the Trust was The Specialty Managers Trust.

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VOTING RIGHTS

   Shareholders of the Portfolio are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

   Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.

PURCHASE OF SHARES

   Shares of a Portfolio may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust's shares to separate accounts of unaffiliated insurers, separate accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict. However, the Board of Trustees and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans. The Board of Trustees will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.

   Shares of each Portfolio are sold at their respective net asset values (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

REDEMPTION OF SHARES

   Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request by an insurance company whose separate account invests in the Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and

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whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board of Trustees should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

EXCHANGES

   Shares of any one Portfolio may be exchanged for shares of any of the other Portfolios, which includes all the operational Portfolios of the GCG Trust. Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more of the other Portfolios and are effected at the respective net asset values per share of each Portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the Portfolios, and should refer to the Prospectus for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Portfolio.

   The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time. In the event that a Portfolio ceases offering its shares, any investments allocated by an insurance company to such Portfolio will be invested in the Liquid Asset Portfolio, another portfolio offered by the GCG Trust, or any successor to such Portfolio.

CUSTODIAN AND OTHER SERVICE PROVIDERS

   The Custodian for the Portfolios is Bank of New York, 1 Wall Street, New York, New York 10286. First Data Investors Services Group of First Data Corporation, 3200 Horizon Dr., P.O. Box 61503, King of Prussia, PA 19406-0903, provides administrative and portfolio accounting services for all Portfolio.

INDEPENDENT AUDITORS

   Ernst & Young LLP, Two Commerce Square, Suite 400, 2001 Market
Street, Philadelphia, PA 19103, serves as independent auditors for the Trust.

COUNSEL

   Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue, NW,
Washington, D.C. 20004-2440 serves as counsel to the Trust.

REGISTRATION STATEMENT

   This Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission.

   The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

   Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

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FINANCIAL STATEMENTS

   The All Cap, Large Cap Value and Investors Portfolios are new series to the GCG Trust. No financial statements exist for any of these portfolios at this time.

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                 APPENDIX 1: DESCRIPTION OF BOND RATINGS

   Excerpts from Moody's Investors Service, Inc.'s ("Moody's") description of its bond ratings:

   Aaa - judged to be the best quality; they carry the smallest degree of investment risk. Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations." Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of the desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects.

   Moody's also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

   Excerpts from Standard & Poor's Rating Group ("S&P") description of its bond ratings:

   AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

   S&P applies indicators "+", no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND
INSTRUMENTS:

   Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

   MIB 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

   MIG 2/VMIG 2: This denotes high quality. Margins of protection are ample although not as large as in the preceding group.

                                A-1

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DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

   Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

   PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

   PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations.

DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:
INVESTMENT GRADE

   AAA: Debt rated "AAA" has the highest rating assigned by S&P.
Capacity to pay interest and repay principal is extremely strong.

   AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

   A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

   BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

   BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

   CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

   D: Debt rated "D" is in default, and repayment of interest and/or repayment of principal is in arrears.

   PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

   SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

   SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

                                A-2

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DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT
COMMERCIAL PAPER:

   An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

   A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

   A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."



                                A-3



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